UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21866

HIGHLAND FUNDS I

(Exact name of registrant as specified in charter)

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Address of principal executive offices)(Zip code)

Highland Capital Management Fund Advisors, L.P.

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (877) 665-1287

Date of fiscal year end: June 30

Date of reporting period: March 31, 2015

Item 1: Schedule of Investments

The Schedule of Investments are attached herewith.

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2015	Highland Long/Short Equity Fund

Shares		Value ($)
Common Stocks - 89.5%
CONSUMER DISCRETIONARY - 16.2%
456,200	Aramark	14,429,606
30,400	AutoZone, Inc. (a)	20,737,664
284,550	Burlington Stores, Inc. (a)	16,907,961
265,350	Dollar General Corp. (a)	20,002,083
542,551	H&R Block, Inc. (b)	17,399,611
72,174	Harman International Industries, Inc. (b)	9,644,612
618,300	Hilton Worldwide Holdings, Inc. (a)	18,314,046
281,485	Royal Caribbean Cruises, Ltd.	23,039,547

		140,475,130

CONSUMER STAPLES - 2.6%
96,810	Fresh Market, Inc. (The) (a)(c)	3,934,358
449,600	Pinnacle Foods, Inc.	18,348,176

		22,282,534

ENERGY - 3.5%
83,500	Concho Resources, Inc. (a)	9,679,320
146,500	Continental Resources, Inc. (a)(c)	6,397,655
62,090	Pioneer Natural Resources Co.	10,152,336
145,750	Whiting Petroleum Corp. (a)	4,503,675

		30,732,986

FINANCIAL - 26.7%
715,520	CIT Group, Inc.	32,284,262
907,326	E*TRADE Financial Corp. (a)	25,908,694
891,825	FNF Group (b)	32,783,487
389,848	FNFV Group (a)	5,496,857
531,513	Legg Mason, Inc. (b)	29,339,517
219,110	McGraw Hill Financial, Inc. (b)	22,655,974
940,330	NorthStar Asset Management Group, Inc.	21,947,302
1,376,555	NorthStar Realty Finance Corp., REIT (c)	24,943,177
199,012	Realogy Holdings Corp. (a)	9,051,066
256,700	Ryman Hospitality Properties, REIT	15,635,597
280,000	Voya Financial, Inc.	12,070,800

		232,116,733

Shares		Value ($)
Common Stocks (continued)
HEALTHCARE - 14.1%
115,817	Actavis PLC (a)(b)	34,469,456
87,550	Cigna Corp.	11,332,472
125,880	McKesson Corp. (b)	28,474,056
146,300	Mylan NV (a)	8,682,905
142,550	Valeant Pharmaceuticals International, Inc. (a)	28,313,281
244,900	Zoetis, Inc.	11,336,421

		122,608,591

INDUSTRIALS - 5.3%
86,816	B/E Aerospace, Inc.	5,523,234
327,000	KLX, Inc. (a)	12,602,580
333,199	Pendrell Corp. (a)	433,159
44,137	Precision Castparts Corp.	9,268,770
407,005	Southwest Airlines Co. (b)	18,030,321

		45,858,064

INFORMATION TECHNOLOGY - 18.6%
155,068	Apple, Inc. (b)	19,295,111
375,003	CDK Global, Inc.	17,535,140
202,300	Criteo SA ADR (a)	7,990,850
303,850	Facebook, Inc., Class A (a)(b)	24,981,028
150,000	FireEye, Inc. (a)(c)	5,887,500
301,650	Keysight Technologies, Inc. (a)	11,206,298
411,500	Micron Technology, Inc. (a)(c)	11,163,995
172,350	NXP Semiconductor NV (a)(b)	17,297,046
605,150	Rackspace Hosting, Inc. (a)(b)	31,219,688
114,000	ServiceNow, Inc. (a)	8,980,920
60,675	Western Digital Corp.	5,522,032

		161,079,608

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2015	Highland Long/Short Equity Fund

Shares		Value ($)
MATERIALS - 1.2%
36,400	Sherwin-Williams Co. (The)	10,355,800

TELECOMMUNICATION SERVICES - 1.3%
95,132	SBA Communications Corp., Class A (a)(b)	11,139,957

	Total Common Stocks (Cost $714,212,391)	776,649,403

Exchange-Traded Funds (c) - 2.6%
343,000	WisdomTree Europe Hedged Equity Fund, ETF	22,686,020

	Total Exchange-Traded Funds (Cost $21,075,350)	22,686,020

Contracts
Purchased Call Options (d) - 0.2%
1,800	Apple, Inc., Strike price $130.00, expires 05/15/15	534,600
1,500	Facebook, Inc., Strike price $82.50, expires 04/17/15	234,000
750	Royal Caribbean Cruises, Ltd., Strike price $80.00, expires 05/15/15	341,250
3,600	Southwest Airlines Co. , Strike price $46.00, expires 06/19/15	630,000

	Total Purchased Call Options (Cost $2,746,637)	1,739,850

Purchased Put Options (d) - 0.2%
2,500	iShares Russell 2000 Index Fund, ETF, Strike price $120.00, expires 05/15/15	407,500
5,000	Powershares QQQ Trust Series 1, ETF, Strike price $104.00, expires 05/15/15	935,000

	Total Purchased Put Options (Cost $1,234,126)	1,342,500

Shares
Registered Investment Companies - 5.3%
840,051	Highland Energy MLP Fund (e)	9,131,352
36,687,271	State Street Navigator Prime Securities Lending Portfolio (f)	36,687,271

	Total Registered Investment Companies (Cost $46,995,757)	45,818,623

Total Investments - 97.7% (Cost $786,264,261) (g)		848,236,396

Shares		Value ($)
Securities Sold Short (h) - (28.6)%
Common Stocks - (20.8)%
CONSUMER DISCRETIONARY - (2.9)%
15,000	Advance Auto Parts, Inc.	(2,245,350)
45,000	Big Lots, Inc.	(2,161,350)
37,400	Genuine Parts Co.	(3,485,306)
77,700	Polaris Industries, Inc.	(10,963,470)
74,350	Starwood Hotels & Resorts Worldwide, Inc.	(6,208,225)

		(25,063,701)

FINANCIAL - (11.2)%
40,000	American Tower Corp., REIT	(3,766,000)
66,200	Ameriprise Financial, Inc.	(8,661,608)
151,900	Canadian Imperial Bank of Commerce	(11,012,600)
63,100	Cullen/Frost Bankers, Inc.	(4,358,948)
127,900	East West Bancorp, Inc.	(5,174,834)
282,000	Federated Investors, Inc., Class B	(9,556,980)
83,100	Moody’s Corp.	(8,625,780)
92,600	Prosperity Bancshares, Inc.	(4,859,648)
76,750	Raymond James Financial, Inc.	(4,357,865)
152,700	Royal Bank of Canada	(9,192,142)
128,800	T Rowe Price Group, Inc.	(10,430,224)
227,500	TD Ameritrade Holding Corp.	(8,476,650)
164,300	Wells Fargo & Co.	(8,937,920)

		(97,411,199)

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2015	Highland Long/Short Equity Fund

Shares		Value ($)
Securities Sold Short (continued)
Common Stocks (continued)
INDUSTRIALS - (4.9)%
193,471	Avis Budget Group, Inc. (i)	(11,417,691)
87,000	CH Robinson Worldwide, Inc.	(6,370,140)
155,000	Delta Air Lines, Inc.	(6,968,800)
103,128	Sensata Technologies Holding NV (i)	(5,924,704)
79,500	United Continental Holdings, Inc. (i)	(5,346,375)
42,660	United Stationers, Inc.	(1,748,633)
39,800	WABCO Holdings, Inc. (i)	(4,890,624)

		(42,666,967)

INFORMATION TECHNOLOGY - (0.9)%
122,034	Dealertrack Technologies, Inc. (i)	(4,700,750)
94,600	NCR Corp. (i)	(2,791,646)
14,475	Ubiquiti Networks, Inc.	(427,736)

		(7,920,132)

MATERIALS - (0.2)%
80,170	Flotek Industries, Inc. (i)	(1,181,706)

TELECOMMUNICATION SERVICES - (0.7)%
116,700	Level 3 Communications, Inc. (i)	(6,283,128)

	Total Common Stocks (Proceeds $178,433,729)	(180,526,833)

Exchange-Traded Funds - (7.2)%
137,400	Financial Select Sector SPDR Fund, ETF	(3,312,714)
138,581	Health Care Select Sector SPDR Fund, ETF	(10,047,123)
155,000	Industrial Select Sector SPDR Fund, ETF	(8,644,350)
12,500	iShares Nasdaq Biotechnology Index Fund, ETF	(4,292,875)
90,900	iShares US Real Estate, ETF	(7,210,188)
183,637	Market Vectors Semiconductor, ETF	(10,155,126)
80,000	Powershares QQQ Trust Series 1, ETF	(8,448,000)
244,200	Technology Select Sector SPDR Fund, ETF	(10,119,648)
	Total Exchange-Traded Funds (Proceeds $63,216,566)	(62,230,024)

Shares		Value ($)
Securities Sold Short (continued)
Common Stocks (continued)
Master Limited Partnerships - (0.6)%
ENERGY - (0.6)%
67,400	Magellan Midstream Partners LP	(5,170,254)

	Total Master Limited Partnerships (Proceeds $5,352,454)	(5,170,254)

	Total Securities Sold Short (Proceeds $247,002,749)	(247,927,111)

Other Assets & Liabilities, Net - 30.8%		267,662,166

Net Assets - 100.0%		867,971,451

(a)	Non-income producing security.
(b)	All or part of this security is pledged as collateral for short sales and written options contracts. The market value of the securities pledged as collateral was $232,469,582.
(c)	Securities (or a portion of securities) on loan. As of March 31, 2015, the market value of securities loaned was $45,583,067. The loaned securities were secured with cash and securities collateral of $46,646,395. Collateral is calculated based on prior day’s prices.
(d)	Options are shown at market value.
(e)	Affiliated issuer. Assets with a total aggregate market value of $9,131,352, or 1.1% of net assets, were affiliated with the Fund as of March 31, 2015.
(f)	Represents investments of cash collateral received in connection with securities lending.
(g)	Cost for U.S. federal income tax purposes is $786,264,261.
(h)	As of March 31, 2015, $216,460,813 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net.”
(i)	No dividend payable on security sold short.

Glossary:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
MLP	Master Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2015	Highland Long/Short Equity Fund

The Fund had the following futures contracts, brokered by Merrill Lynch, for which $2,470,200 was pledged as collateral, open at March 31, 2015:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Short Future:
S&P 500 E-Mini Index	June 2015	537	$55,332,480	$(219,705)

The Fund had the following written call options contracts outstanding, brokered by Bank of America at March 31, 2015:

Description	Exercise Price	Expiration Date	Number of Contracts	Premium	Value
WRITTEN CALL OPTIONS:
iShares Russell 2000 Index Fund, ETF	$128.00	May 2015	2,000	$214,783	$(216,000)

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2015	Highland Long/Short Healthcare Fund

Principal Amount ($)		Value ($)
U.S. Senior Loans (a) - 0.7%
HEALTHCARE - 0.7%
Healthcare Facilities – 0.7%
4,440,000	Surgery Center Holdings, Inc. Second Lien Term Loan 8.50%, 11/03/2021	4,399,285

	Total U.S. Senior Loans (Cost $4,398,154)	4,399,285

Shares
Common Stocks - 86.2%
CONSUMER DISCRETIONARY - 1.3%
290,299	Service Corp. International (b)	7,562,289

FINANCIAL - 1.4%
30,000	Aon PLC (b)	2,883,600
155,746	Sabra Health Care REIT, Inc.	5,162,980

		8,046,580

HEALTHCARE - 83.5%
Biotechnology - 14.1%
60,000	Acceleron Pharma, Inc. (c)(d)	2,283,600
420,000	Achillion Pharmaceuticals, Inc. (c)(d)	4,141,200
54,002	Agios Pharmaceuticals, Inc. (d)	5,092,389
157,000	Aquinox Pharmaceuticals, Inc. (d)	1,347,060
82,609	Ascendis Pharma AS ADR (d)	1,433,266
162,798	Coherus Biosciences, Inc. (c)(d)	4,978,363
500,000	Curis, Inc. (c)(d)	1,200,000
303,188	Fate Therapeutics, Inc. (d)	1,482,589
3,300,000	Galena Biopharma, Inc. (c)(d)	4,587,000
194,775	Immunomedics, Inc. (c)(d)	745,988
40,000	KYTHERA Biopharmaceuticals, Inc. (d)	2,006,000

Shares		Value ($)
Common Stocks - 86.2% (continued)
HEALTHCARE - 83.5% (continued)
Biotechnology - 14.1% (continued)
1,155,015	Minerva Neurosciences, Inc.	5,775,075
130,000	Neurocrine Biosciences, Inc. (c)(d)	5,162,300
817,341	Oncothyreon, Inc. (d)	1,332,266
498,274	Otonomy, Inc. (c)(d)	17,618,969
89,092	Portola Pharmaceuticals, Inc. (d)	3,381,932
180,000	ProQR Therapeutics NV (d)	3,938,400
150,000	Raptor Pharmaceutical Corp. (c)(d)	1,630,500
37,000	Receptos, Inc. (d)	6,100,930
222,247	Sarepta Therapeutics, Inc. (c)(d)	2,951,440
273,264	Tekmira Pharmaceuticals Corp. (d)	4,771,190

		81,960,457

Healthcare Distributors - 4.4%
190,000	Cardinal Health, Inc. (b)	17,151,300
293,847	PharMerica Corp. (d)	8,283,547

		25,434,847

Healthcare Equipment - 18.9%
140,000	Abbott Laboratories (b)	6,486,200
215,717	ABIOMED, Inc. (c)(d)	15,441,023
421,187	Amedica Corp. (c)(d)	147,837
162,177	Bellerophon Therapeutics, Inc. (d)	1,488,785
747,514	Boston Scientific Corp. (d)	13,268,373
76,286	Edwards Lifesciences Corp. (b)(d)	10,867,703
1,068,076	Genesys Ventures IA, LP (e)	152,308
201,621	Globus Medical, Inc., Class A (b)(d)	5,088,914
169,341	Hill-Rom Holdings, Inc. (b)	8,297,709
102,316	K2M Group Holdings, Inc. (d)	2,256,068
261,075	Medtronic PLC	20,361,239
972,601	NEOVASC, Inc. (d)	8,753,409
368,797	NuVasive, Inc. (b)(c)(d)	16,960,974

		109,570,542

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2015	Highland Long/Short Healthcare Fund

Shares		Value ($)
Common Stocks - 86.2% (continued)
HEALTHCARE - 83.5% (continued)
Healthcare Facilities - 13.0%
129,620	Amsurg Corp. (d)	7,974,222
160,000	Brookdale Senior Living, Inc. (b)(d)	6,041,600
142,203	HCA Holdings, Inc. (b)(d)	10,697,932
316,458	HealthSouth Corp.	14,038,077
650,000	Kindred Healthcare, Inc. (b)	15,463,500
202,323	Surgical Care Affiliates, Inc. (d)	6,945,748
258,067	VCA, Inc. (b)(d)	14,147,233

		75,308,312

Healthcare Services - 5.6%
117,988	Civitas Solutions, Inc. (c)(d)	2,470,669
3,982,699	CNS Response, Inc. (d)(e)	638,427
224,251	ExamWorks Group, Inc. (b)(d)	9,333,326
45,000	Laboratory Corp. of America Holdings (b)(d)	5,674,050
200,000	LHC Group, Inc. (b)(d)	6,606,000
87,100	Quest Diagnostics, Inc. (c)	6,693,635
24,000	Team Health Holdings, Inc. (b)(d)	1,404,240

		32,820,347

Healthcare Supplies - 3.3%
519,697	LDR Holding Corp. (b)(d)	19,041,698

Healthcare Technology - 0.5%
47,114	HealthStream, Inc. (d)	1,187,273
20,000	Inovalon Holdings, Inc., Class A (d)	604,200
252,782	Streamline Health Solutions, Inc. (d)	902,431

		2,693,904

Life Sciences Tools & Services - 2.9%
80,219	Fluidigm Corp. (c)(d)	3,377,220
102,000	ICON PLC (b)(d)	7,194,060
26,886	Illumina, Inc. (b)(d)	4,991,117
132,011	NanoString Technologies, Inc. (b)(c)(d)	1,345,192

		16,907,589

Shares		Value ($)
Common Stocks - 86.2% (continued)
HEALTHCARE - 83.5% (continued)
Managed Healthcare - 5.0%
62,397	Aetna, Inc. (b)	6,647,152
121,076	Centene Corp. (d)	8,558,863
58,021	Cigna Corp. (b)	7,510,238
34,473	Humana, Inc. (b)	6,136,884

		28,853,137

Pharmaceuticals - 15.8%
55,000	Actavis PLC (b)(d)	16,369,100
23,287	Agile Therapeutics, Inc. (d)	215,870
200,624	Akorn, Inc. (c)(d)	9,531,646
140,212	Cempra, Inc. (c)(d)	4,810,674
120,000	Endo International PLC (d)	10,764,000
979,315	Endocyte, Inc. (c)(d)	6,130,512
252,549	Horizon Pharma PLC (d)	5,788,423
304,601	Intersect ENT, Inc. (d)	7,867,844
237,957	Relypsa, Inc. (d)	8,583,109
318,218	Repros Therapeutics, Inc. (c)(d)	2,733,493
95,000	Valeant Pharmaceuticals International, Inc. (d)	18,868,900

		91,663,571

	Total Common Stocks (Cost $456,610,643)	499,863,273

Master Limited Partnerships - 0.3%
CONSUMER DISCRETIONARY - 0.3%
53,483	Stonemor Partners LP	1,540,845

	Total Master Limited Partnerships (Cost $1,541,140)	1,540,845

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2015	Highland Long/Short Healthcare Fund

Units		Value ($)
Rights (d) - 0.1%
HEALTHCARE - 0.1%
Healthcare Equipment - 0.1%
69,326	Wright Medical Group, Inc.	298,102

	Total Rights (Cost $188,242)	298,102

Warrants (d) - 0.8%
HEALTHCARE - 0.8%
Biotechnology - 0.8%
94,204	Discovery Laboratories, Inc., expires 02/16/2016	50,711
1,717,910	Galena Biopharma Inc., expires 03/18/2020	1,344,967
121,816	MediciNova, Inc., expires 03/24/2016	116,647
1,155,015	Minerva Neurosciences, Inc., expires 03/18/2017	2,324,604
271,081	Threshold Pharmaceuticals, Inc., expires 03/11/2016	568,000

		4,404,929

Life Sciences Tools & Services - 0.0%
40,000	Pluristem Therapeutics, Inc. expires 01/27/2016	13,545
30,000	pSivida Corp., expires 01/19/2016	19,972

		33,517

Pharmaceuticals - 0.0%
37,955	ADVENTRX Pharmaceuticals, Inc., expires 01/07/2016	1
521,727	Neostem, Inc., expires 07/19/2016	8,424

		8,425

	Total Warrants (Cost $144,377)	4,446,871

Contracts		Value ($)
Purchased Call Options (f) - 0.0%
HEALTHCARE - 0.0%
Pharmaceuticals - 0.0%
1,153	Immunomedics, Inc., Strike price $5.00, expires 08/21/15	74,945

	Total Purchased Call Options (Cost $95,203)	74,945

Purchased Put Options (f) - 1.3%
HEALTHCARE - 1.3%
Biotechnology - 0.9%
4,985	SPDR S&P Biotech, ETF, Strike price $225.00, expires 04/17/15	4,885,300
Healthcare Equipment - 0.4%
12,579	Health Care Select Sector SPDR Fund, ETF, Strike price $72.00, expires 06/19/15	2,478,063

	Total Purchased Put Options (Cost $5,967,304)	7,363,363

Shares
Registered Investment Companies (g) - 8.5%
49,468,410	State Street Navigator Prime Securities Lending Portfolio	49,468,410

	Total Registered Investment Companies (Cost $49,468,410)	49,468,410

Total Investments - 97.9% (Cost $518,413,473) (h)		567,455,094

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2015	Highland Long/Short Healthcare Fund

Shares		Value ($)
Securities Sold Short (i) - (23.9)%
Common Stocks - (22.7)%
HEALTHCARE - (22.7)%
Biotechnology - (7.2)%
40,000	Exact Sciences Corp. (j)	(880,800)
46,194	Foundation Medicine, Inc. (j)	(2,222,393)
92,975	Halozyme Therapeutics, Inc. (j)	(1,327,683)
360,968	ImmunoGen, Inc. (j)	(3,230,664)
170,000	Intrexon Corp. (j)	(7,712,900)
95,796	Isis Pharmaceuticals, Inc. (j)	(6,099,331)
283,619	Myriad Genetics, Inc. (j)	(10,040,113)
34,086	TESARO, Inc. (j)	(1,956,536)
199,600	Threshold Pharmaceuticals, Inc. (j)	(810,376)
32,782	Vertex Pharmaceuticals, Inc. (j)	(3,867,293)
350,000	ZIOPHARM Oncology, Inc. (j)	(3,769,500)

		(41,917,589)

Healthcare Equipment - (4.6)%
150,181	Baxter International, Inc.	(10,287,398)
245,000	Elekta AB, Class B	(2,200,271)
13,583	IDEXX Laboratories, Inc. (j)	(2,098,302)
56,296	Varian Medical Systems, Inc. (j)	(5,296,891)
55,603	Zimmer Holdings, Inc.	(6,534,465)

		(26,417,327)

Healthcare Facilities - (0.2)%
18,486	LifePoint Hospitals, Inc. (j)	(1,357,796)

Healthcare Services - (1.2)%
30,852	Chemed Corp.	(3,683,729)
68,650	IPC Healthcare, Inc. (j)	(3,201,836)

		(6,885,565)

Healthcare Supplies - (0.1)%
9,699	Haemonetics Corp. (j)	(435,679)

Healthcare Technology - (3.5)%
88,808	athenahealth, Inc. (j)	(10,602,787)
60,000	Computer Programs & Systems, Inc.	(3,255,600)
113,579	HMS Holdings Corp. (j)	(1,754,796)
97,802	Medidata Solutions, Inc. (j)	(4,796,210)

		(20,409,393)

Shares		Value ($)
Common Stocks - (22.7)%(continued)
HEALTHCARE - (22.7)%(continued)
Life Sciences Tools & Services - (0.8)%
75,001	Albany Molecular Research, Inc. (j)	(1,320,017)
73,879	Bruker Corp. (j)	(1,364,545)
13,852	Waters Corp. (j)	(1,722,081)

		(4,406,643)

Pharmaceuticals - (5.1)%
127,922	AstraZeneca PLC ADR	(8,753,703)
252,549	Horizon Pharma PLC (j)	(5,788,423)
113,065	Johnson & Johnson	(11,374,339)
111,051	Roche Holding AG ADR	(3,817,933)

		(29,734,398)

	Total Common Stocks (Proceeds $127,263,045)	(131,564,390)

Exchange-Traded Funds - (1.2)%
31,000	SPDR S&P Biotech, ETF	(6,990,500)

	Total Exchange-Traded Funds (Proceeds $6,860,044)	(6,990,500)

	Total Securities Sold Short (Proceeds $134,123,089)	(138,554,890)

Other Assets & Liabilities, Net - 26.0%		150,624,742

Net Assets - 100.0%		579,524,946

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2015	Highland Long/Short Healthcare Fund

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at March 31, 2015. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(b)	All or part of this security is pledged as collateral for short sales and written options contracts. The market value of the securities pledged as collateral was $141,117,336.
(c)	Securities (or a portion of securities) on loan. As of March 31, 2015, the market value of securities loaned was $47,102,581. The loaned securities were secured with cash and securities collateral of $49,500,386. Collateral is calculated based on prior day’s prices.
(d)	Non-income producing security.
(e)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $790,735, or 0.1% of net assets, were fair valued under the Fund’s valuation procedures as of March 31, 2015.
(f)	Options are shown at market value.
(g)	Represents investments of cash collateral received in connection with securities lending.
(h)	Cost for U.S. federal income tax purposes is $518,413,473.
(i)	As of March 31, 2015, $125,143,891 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net.”
(j)	No dividend payable on security sold short.

Glossary:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt

The Fund had the following written put options contracts outstanding, brokered by Bank of America at March 31, 2015:

Description	Exercise Price	Expiration Date	Number of Contracts	Premium	Value
WRITTEN PUT OPTIONS:
Health Care Select Sector SPDR Fund, ETF	$66.00	June 2015	12,579	$452,277	$(729,582)

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2015	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)
U.S. Senior Loans (a) - 70.9%
AEROSPACE - 1.0%
1,900,000	B/E Aerospace, Inc. Term Loan B 4.00%, 12/16/2021	1,917,793
6,916,616	Sequa Corp. Initial Term Loan 5.25%, 06/19/2017	6,451,923

		8,369,716

CHEMICALS - 3.0%
9,423,165	Axalta Coating Systems Dutch Holding B BV and Axalta Coating Systems US Holdings, Inc. Term Loan 3.75%, 02/01/2020	9,382,457
7,049,480	MacDermid, Inc. Tranche B First Lien Term Loan 4.50%, 06/07/2020	7,089,874
793,466	Term Loan B-2 4.75%, 06/07/2020	799,913
7,241,000	Univar, Inc. Term Loan B 06/30/2017 (b)	7,240,493

		24,512,737

CONSUMER PRODUCTS - 1.2%
9,515,056	SRAM LLC Term Loan B 4.01%, 04/10/2020	9,515,056

ENERGY - 6.2%
8,726,963	Arch Coal, Inc. Term Loan B 05/16/2018 (b)	6,774,305

Principal Amount ($)		Value ($)
U.S. Senior Loans (a) (continued)
ENERGY (continued)
12,112,530	Azure Midstream Energy LLC Term Loan B 11/15/2018 (b)	11,552,325
9,666,718	Chief Exploration & Development LLC Second Lien Term Loan 7.50%, 05/12/2021	9,009,382
11,117,558	Drillships Financing Holding, Inc. Tranche B-1 Term Loan 6.00%, 03/31/2021	8,531,003
1,994,940	Fieldwood Energy LLC First Lien Term Loan 09/28/2018 (b)	1,868,829
5,449,240	Second Lien Term Loan 09/30/2020 (b)	4,014,946
6,845,741	OSG International, Inc. Initial Term Loan 5.75%, 08/05/2019	6,871,412
1,278,846	Southeast PowerGen LLC Term Loan B 4.50%, 12/02/2021	1,290,835

		49,913,037

FINANCIAL - 2.6%
7,220,046	National Financial Partners Corp. Term Loan B 07/01/2020 (b)	7,215,533
14,188,558	Ocwen Loan Servicing Initial Term Loan 5.00%, 02/15/2018	13,851,651

		21,067,184

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2015	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)
U.S. Senior Loans (a) (continued)
FOOD & DRUG - 0.7%
5,590,303	SUPERVALU, Inc. Refinanced Term Loan B 4.50%, 03/21/2019	5,620,965

FOREST PRODUCTS & CONTAINERS - 1.9%
9,566,265	BWAY Holding Company, Inc. Initial Term Loan B 5.50%, 08/14/2020	9,669,915
5,456,790	Signode Industrial Group US, Inc. Initial Term Loan B 3.75%, 05/01/2021	5,432,917

		15,102,832

GAMING & LEISURE - 2.7%
22,925,890	Ginn-LA CS Borrower LLC First Lien Tranche A Credit-Linked Deposit (c)	458,518
49,138,954	First Lien Tranche B Term Loan (c)	982,779
7,000,000	Second Lien Term Loan (c)(d)	—
10,840,329	LLV Holdco LLC Exit Revolving Loan 5.00%, 02/28/2017 (d)	5,711,769
968,293	RHP Hotel Properties, LP Tranche B Term Loan 3.75%, 01/15/2021	974,243
12,679,147	Scientific Games International, Inc. Initial Term Loan B-1 6.00%, 10/18/2020	12,736,203
833,333	SeaWorld Parks & Entertainment, Inc. Incremental Term Loan B-3 05/14/2020 (b)	833,075

		21,696,587

Principal Amount ($)		Value ($)
U.S. Senior Loans (a) (continued)
HEALTHCARE - 6.6%
5,468,130	Biomet, Inc. Dollar Term Loan B-2 3.67%, 07/25/2017	5,469,688
31,146,760	CCS Medical, Inc. First Lien Term Loan (c)	19,684,752
4,148,843	DaVita HealthCare Partners, Inc. Tranche B Term Loan 3.50%, 06/24/2021	4,164,132
5,259,180	Kinetic Concepts, Inc. Dollar Term Loan E-1 4.50%, 05/04/2018	5,285,476
3,887,390	Onex Carestream Finance LP First Lien Term Loan 5.00%, 06/07/2019	3,906,283
6,578,071	Second Lien Term Loan 9.50%, 12/07/2019	6,579,716
4,475,270	Surgery Center Holdings, Inc. First Lien Initial Term Loan 5.25%, 11/03/2020	4,497,669
3,700,000	Second Lien Term Loan 8.50%, 11/03/2021	3,666,071

		53,253,787

HOUSING - 1.0%
8,000,000	EH/Transeastern LLC/TE TOUSA Term Loan (c)(d)	4,000,000
7,171,855	LBREP/L-SunCal Master I LLC First Lien Term Loan B (c)(d)	213,721
3,240,947	Nevada Land Group LLC First Lien Initial Term Loan 40.18%, 11/10/2015	3,062,695
2,377,775	Second Lien Initial Term Loan 10.00%, 11/12/2015 (d)	450,113

		7,726,529

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2015	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)
U.S. Senior Loans (a) (continued)
INFORMATION TECHNOLOGY - 6.7%
12,477,511	Avaya, Inc. Replacement Term Loan B-6 03/30/2018 (b)	12,467,155
14,638,094	Dell International LLC Term Loan B 4.50%, 04/29/2020	14,755,711
10,610,440	Freescale Semiconductor, Inc. Tranche B-5 Term Loan 5.00%, 01/15/2021	10,677,498
8,633,371	Kronos, Inc. First Lien Incremental Term Loan 4.50%, 10/30/2019	8,663,416
4,913,372	Second Lien Term Loan 9.75%, 04/30/2020	5,039,277
2,591,105	RP Crown Parent LLC First Lien New Term Loan 12/21/2018 (b)	2,556,824

		54,159,881

MANUFACTURING - 3.1%
5,037,879	Dealer Tire LLC Initial Term Loan B 5.50%, 12/22/2021	5,116,621
8,321,315	Doncasters U.S. Finance LLC Term Loan B 4.50%, 04/09/2020	8,347,319
4,413,793	Second Lien Term Loan 9.50%, 10/09/2020	4,408,276
1,831,154	Doosan Infracore International, Inc. Tranche B Term Loan 4.50%, 05/28/2021	1,854,043
480,000	Filtration Group Corp. Second Lien Initial Term Loan 8.25%, 11/21/2021	483,000

Principal Amount ($)		Value ($)
U.S. Senior Loans (a) (continued)
MANUFACTURING (continued)
4,854,938	Silver II US Holdings, LLC Refinancing Term Loan 4.00%, 12/13/2019	4,613,720

		24,822,979

MEDIA & TELECOMMUNICATIONS - 8.3%
3,555,556	Charter Communications Operating, LLC Term Loan G 4.25%, 09/12/2021	3,590,133
7,282,598	Cumulus Media Holdings, Inc. Term Loan 4.25%, 12/23/2020	7,167,898
2,251,261	Endurance Business Media, Inc. Term Loan (c)(d)	—
13,571,427	iHeartCommunications, Inc. Tranche D Term Loan 6.93%, 01/30/2019	12,931,466
3,990,000	IMC OP, LP First Lien Term Loan 08/15/2020 (b)	4,044,863
5,000,000	Level 3 Financing, Inc. Tranche B Term Loan 4.00%, 01/15/2020	5,017,725
705,882	Tranche B Term Loan 4.50%, 01/31/2022	710,626
2,000,000	Tranche B-III Term Loan 4.00%, 08/01/2019	2,006,880
5,052,896	Media General, Inc. Term Loan B 4.25%, 07/31/2020	5,083,214
7,023,529	Mediacom Illinois LLC Tranche G Term Loan 3.75%, 06/30/2021	7,027,954

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2015	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)
U.S. Senior Loans (a) (continued)
MEDIA & TELECOMMUNICATIONS (continued)
3,000,000	Metro-Goldwyn-Mayer, Inc. Second Lien Term Loan 5.13%, 06/26/2020	3,011,250
4,581,680	Tribune Co. Initial Term Loan 4.00%, 12/27/2020	4,591,989
7,223,000	TWCC Holding Corp. Second Lien Term Loan 7.00%, 06/26/2020	6,419,441
5,157,276	Univision Communications, Inc. Incremental Term Loan C-3 4.00%, 03/01/2020	5,152,840

		66,756,279

METALS & MINERALS - 0.4%
4,869,214	Walter Energy, Inc. Term Loan B 7.25%, 04/02/2018	2,963,282

RETAIL - 5.1%
4,974,490	Academy, Ltd. Initial Term Loan 08/03/2018 (b)	4,994,537
10,000,000	Albertson’s LLC Term Loan B-4 5.50%, 08/25/2021	10,097,400
3,705,882	Dollar Tree, Inc. Term Loan B 4.25%, 03/09/2022	3,749,371
606,707	JC Penney Corp., Inc. Term Loan 5.00%, 06/20/2019	599,882
12,442,468	First Lien Term Loan 6.00%, 05/22/2018	12,435,749

Principal Amount ($)		Value ($)
U.S. Senior Loans (a) (continued)
RETAIL (continued)
9,451,020	Men’s Wearhouse, Inc. (The) Tranche B Term Loan 06/18/2021 (b)	9,508,624

		41,385,563

SERVICE - 14.6%
10,205,192	Acosta Holdco, Inc. Initial Term Loan 5.00%, 09/26/2021	10,322,399
4,508,648	ADS Waste Holdings, Inc. Tranche B-2 Initial Term Loan 3.75%, 10/09/2019	4,466,379
13,183,750	Advantage Sales & Marketing, Inc. First Lien Term Loan 4.25%, 07/23/2021	13,196,538
3,840,000	Second Lien Term Loan 7.50%, 07/25/2022	3,853,594
5,331,067	AlixPartners, LLP First Lien Replacement Term Loan B-2 4.00%, 07/10/2020	5,349,939
2,693,596	Ceridian HCM Holding, Inc. Initial Term Loan 4.50%, 09/15/2020	2,660,357
8,467,525	EnergySolutions LLC Term Loan 6.75%, 05/29/2020	8,515,155
5,500,000	First Data Corp. Dollar Term Loan 3.67%, 03/24/2018	5,505,500
1,000,000	Term Loan 3.67%, 09/24/2018	1,000,415
7,735,294	Maxim Crane Works, LP Second Lien Term Loan 10.25%, 11/26/2018	7,619,265

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2015	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)
U.S. Senior Loans (a) (continued)
SERVICE (continued)
6,832,653	Moneygram International, Inc. Term Loan B 03/27/2020 (b)	6,465,398
8,319,550	ServiceMaster Co. (The) Initial Term Loan B 07/01/2021 (b)	8,307,071
10,686,473	Spin Holdco, Inc. First Lien Initial Term Loan B 4.25%, 11/14/2019	10,669,748
12,695,455	Travelport Finance S.a.r.l. Initial Term Loan 5.75%, 09/02/2021	12,832,565
1,384,615	Waste Industries USA, Inc. New Term Loan B 4.25%, 02/20/2020	1,390,888
29,881,683	Weight Watchers International, Inc. Tranche B-2 Initial Term Loan 04/02/2020 (b)	16,065,588

		118,220,799

TRANSPORTATION - 0.0%
26,954	JHT Holdings, Inc. Second Lien Term Loan 12.50%, 05/30/2015 (d)	26,954

UTILITY - 5.8%
3,313,326	Entegra TC LLC Term Loan 9.25%, 10/02/2020	3,263,626
4,030,846	Granite Acquisition Inc. Term Loan B 5.00%, 12/19/2021	4,087,963
177,802	Term Loan C 5.00%, 12/19/2021	180,321

Principal Amount ($)		Value ($)
U.S. Senior Loans (a) (continued)
UTILITY (continued)
2,500,000	Second Lien Term Loan B 8.25%, 12/19/2022	2,542,188
13,000,000	Texas Competitive Electric Holdings Co. LLC Non-Extended Term Loan 4.66%, 10/10/2015	7,739,030
38,877,210	Extended Term Loan 4.66%, 10/10/2017	23,408,940
5,593,458	TPF II Power LLC Term Loan B 5.50%, 10/02/2021	5,670,368

		46,892,436

	Total U.S. Senior Loans (Cost $710,582,951)	572,006,603

Principal Amount
Foreign Denominated or Domiciled Senior Loans (a) - 6.9%
AUSTRALIA - 0.7%
USD
5,232,576	Aufinco Pty, Ltd. Term Loan B 4.00%, 05/29/2020	5,222,764

CANADA - 3.4%
USD
8,090,500	Husky Injection Molding Systems, Ltd. and Yukon Acquisition, Inc. New Term Loan 06/30/2021 (b)	8,083,583
6,631,579	Second Lien Term Loan 06/30/2022 (b)	6,521,064
2,010,229	Tervita Corp. Term Loan 6.25%, 05/15/2018	1,852,758

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2015	Highland Floating Rate Opportunities Fund

Principal Amount		Value ($)
Foreign Denominated or Domiciled Senior Loans (continued)
CANADA (continued)
2,344,513	Valeant Pharmaceuticals International, Inc. Delayed Draw Term Loan B 03/10/2022 (b)	2,357,701
3,060,892	Term Loan B 03/13/2022 (b)	3,078,110
5,233,854	Tranche B Term Loan E-1 3.50%, 08/05/2020	5,242,699

		27,135,915

GERMANY - 0.0%
EUR
334,902	Schieder Mobel Holding GmbH Delayed Draw Term Loan (c)(d)	356,232

LUXEMBOURG - 0.9%
USD
2,867,164	Auris Luxembourg III S.a.r.l. Term Loan B 5.50%, 01/17/2022	2,907,491
4,651,948	Evergreen Skills Lux S.a.r.l. First Lien Initial Term Loan 5.75%, 04/28/2021	4,606,894

		7,514,385

MARSHALL ISLANDS - 1.6%
USD
15,546,875	Drillships Ocean Ventures, Inc. Term Loan B 5.50%, 07/25/2021	13,020,508

Principal Amount		Value ($)
Foreign Denominated or Domiciled Senior Loans (a) (continued)
NORWAY - 0.3%
USD
2,520,000	Petroleum Geo-Services ASA Extended Term Loan B 3.25%, 03/19/2021	2,174,760

UNITED KINGDOM - 0.0%
GBP
1,053,331	Henson No. 4, Ltd. Term Loan Facility B (c)(d)	47,615
1,062,675	Term Loan Facility C (c)(d)	47,258

	Total Foreign Denominated or Domiciled Senior Loans (Cost $61,029,653)	55,519,437

Principal Amount ($)
Collateralized Loan Obligations (e)(f) - 9.6%
3,000,000	Acis CLO, Ltd. Series 2013-1A, Class E 5.86%, 04/18/2024	2,748,759
750,000	Series 2014-4A, Class D 3.33%, 05/01/2026	667,500
2,000,000	Series 2014-4A, Class E 5.03%, 05/01/2026	1,676,200
1,000,000	Allegro CLO, Ltd. Series 2014-1A, Class C 4.41%, 01/21/2027	963,800
2,500,000	Series 2014-1A, Class E 7.01%, 01/21/2027	2,197,000
3,000,000	Anchorage Capital CLO, Ltd. Series 2014-5A, Class E 5.25%, 10/15/2026	2,647,500
1,000,000	Apidos CLO Series 2013-12A, Class F 5.15%, 04/15/2025	821,000
2,000,000	Arrowpoint CLO, Ltd. Series 2015-4A, Class E 7.17%, 04/18/2027 (g)	1,949,400

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2015	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)
Collateralized Loan Obligations (e)(f) (continued)
3,000,000	Carlyle High Yield Partners, Ltd. Series 2007-10A, Class E 3.47%, 04/19/2022	2,804,850
3,200,000	Catamaran CLO, Ltd. Series 2012-1A, Class E 5.50%, 12/20/2023	3,022,400
1,700,000	Series 2013-1A, Class E 5.26%, 01/27/2025	1,555,670
1,000,000	Cent CDO, Ltd. Series 2007-14A, Class D 1.55%, 04/15/2021	901,250
2,000,000	CFIP CLO, Ltd. Series 2014-1A, Class E 5.00%, 04/13/2025	1,692,720
2,000,000	CIFC Funding, Ltd. Series 2014-4A, Class F 5.86%, 10/17/2026	1,680,000
1,000,000	Eastland CLO, Ltd. Series 2007-1A, Class C 1.76%, 05/01/2022	886,900
1,500,000	Figueroa CLO, Ltd. Series 2014-1A, Class F 6.73%, 01/15/2027	1,316,250
2,000,000	Flagship CLO, Ltd. Series 2013-7A, Class E 5.01%, 01/20/2026	1,760,000
3,000,000	Series 2014-8A, Class D 3.90%, 01/16/2026	2,891,250
3,500,000	Series 2014-8A, Class E 5.40%, 01/16/2026	3,133,200
1,250,000	Greywolf CLO, Ltd. Series 2013-1A, Class E 5.30%, 04/15/2025	1,033,375
1,500,000	Halcyon Loan Advisors Funding, Ltd. Series 2014-3A, Class E1 5.41%, 10/22/2025	1,320,000

Principal Amount ($)		Value ($)
Collateralized Loan Obligations (e)(f) (continued)
1,500,000	Halcyon Loan Investors CLO, Inc. Series 2006-1A, Class D 3.76%, 11/20/2020	1,461,000
3,000,000	Harbourview CLO, Ltd. Series 7A, Class E 5.35%, 11/18/2026	2,610,000
1,004,938	Hewett’s Island CDO, Ltd. Series 2007-1RA, Class E 7.01%, 11/12/2019	995,994
2,000,000	Marlborough Street CLO, Ltd. Series 2007-1A, Class E 3.91%, 04/18/2019	1,960,000
3,000,000	Newmark Capital Funding CLO, Ltd. Series 2013-1A, Class E 4.91%, 06/02/2025	2,595,000
1,500,000	Palmer Square CLO, Ltd. Series 2013-2A, Class D 5.61%, 10/17/2025	1,377,450
1,000,000	Saranac CLO, Ltd. Series 2014-3A, Class E 5.40%, 06/22/2025	891,250
1,800,000	Silver Spring CLO, Ltd. Series 2014-1A, Class F 5.46%, 10/15/2026	1,446,876
2,500,000	Sound Harbor Loan Fund, Ltd. Series 2014-1A, Class C 4.99%, 10/30/2026	2,502,500
1,000,000	Sound Harbor Loan Fund, Ltd. Series 2014-1A, Class D 7.23%, 10/30/2026	998,500
1,397,789	Stratford CLO, Ltd. Series 2007-1A, Class E 4.26%, 11/01/2021	1,241,516

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2015	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)
Collateralized Loan Obligations (e)(f) (continued)
5,000,000	THL Credit Wind River CLO, Ltd. Series 2014-2A, Class D 4.15%, 07/15/2026	4,840,500
5,500,000	Series 2014-2A, Class E5. 50%, 07/15/2026	4,925,250
2,500,000	Series 2014-3A, Class D 4.29%, 01/22/2027	2,450,000
4,000,000	Series 2014-3A, Class E5. 84%, 01/22/2027	3,660,000
3,000,000	West CLO, Ltd. Series 2014-2A, Class D 5.30%, 01/16/2027	2,698,500
3,500,000	Zais CLO, Ltd. Series 2014-2A, Class D 5.68%, 07/25/2026	3,140,900

	Total Collateralized Loan Obligations (Cost $77,419,152)	77,464,260

Corporate Bonds & Notes - 5.7%
CHEMICALS - 0.2%
2,142,000	Momentive Performance Materials, Inc. 4.69%, 04/24/2022	1,713,600

ENERGY - 0.4%
5,788,000	Arch Coal, Inc. 7.00%, 06/15/2019 (h)	1,389,120
3,000,000	Venoco, Inc. 8.88%, 02/15/2019 (h)	1,575,000

		2,964,120

GAMING & LEISURE - 0.4%
5,000,000	Caesars Entertainment Operating Co., Inc. (c)	3,650,000
5,000,000	Caesars Entertainment Operating Co., Inc. (c)(d)	—

		3,650,000

Principal Amount ($)		Value ($)
Corporate Bonds & Notes (continued)
HEALTHCARE - 0.1%
1,250,000	Crimson Merger Sub, Inc. 6.63%, 05/15/2022 (e)	1,110,937

INFORMATION TECHNOLOGY - 0.5%
4,571,000	Avaya, Inc. 10.50%, 03/01/2021 (e)(h)	3,908,205

SERVICE - 1.2%
10,000,000	Cenveo Corp. 6.00%, 08/01/2019 (e)	9,425,000

TELECOMMUNICATIONS - 0.6%
6,565,000	iHeartCommunications, Inc., PIK 14.00%, 02/01/2021	5,243,794

UTILITY - 2.3%
3,917,586	Entegra TC LLC 9.27%, 10/03/2017 (e)(f)	4,015,526
12,600,000	Ocean Rig UDW, Inc. 7.25%, 04/01/2019 (e)(h)	7,371,000
20,000,000	Texas Competitive Electric Holdings Co. LLC (c)	1,850,000
16,304,111	Texas Competitive Electric Holdings Co. LLC (c)(e)	5,040,000

		18,276,526

	Total Corporate Bonds & Notes (Cost $59,036,656)	46,292,182

Shares
Claims (i)(j) - 0.1%
TELECOMMUNICATIONS - 0.1%
3,414,269	Wind Telecomunicazione SpA Trade Claim Facility 3692	452,391

	Total Claims (Cost $1,908,703)	452,391

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2015	Highland Floating Rate Opportunities Fund

Shares		Value ($)
Common Stocks - 11.5%
BROADCASTING - 0.1%
351,162	Communications Corp. of America (d)(i)	449,487

CONSUMER DISCRETIONARY - 0.7%
103,183	American Airlines Group, Inc. (h)	5,445,999

ENERGY - 0.2%
1,118,286	Value Creation, Inc. (i)	1,677,429

GAMING & LEISURE - 0.0%
44	LLV Holdco LLC - Litigation Trust Units (d)(i)	—
34,512	LLV Holdco LLC - Series A, Membership Interest (d)(i)	—
436	LLV Holdco LLC - Series B, Membership Interest (d)(i)	—

		—

HEALTHCARE - 0.0%
207,031	CCS Medical, Inc. (d)(i)	33,746

HOUSING - 0.7%
1,648,350	CCD Equity Partners LLC (d)(i)	5,686,807
70,480	Las Vegas Land Holdings LLC (d)(i)	13,215
8	Nevada Land Group LLC (d)(i)	—

		5,700,022

MEDIA & TELECOMMUNICATIONS - 9.5%
4,921	Endurance Business Media, Inc., Class A (d)(i)	—
2,346,784	Media General, Inc. (h)(i)	38,698,468
501,736	Metro-Goldwyn-Mayer, Inc., Class A (i)(k)	37,780,721

		76,479,189

Shares		Value ($)
Common Stocks (continued)
REAL ESTATE - 0.0%
535,090	Allenby (d)(i)	1
1,963,144	Claymore (d)(i)	2

		3

TRANSPORTATION - 0.0%
2,023	JHT Holdings, Inc. (d)(i)	7,780

UTILITY - 0.3%
10,378	Entegra TC LLC, Class A (i)	2,957,730
286,159	Entegra TC LLC, Class B (i)	4,292

		2,962,022

	Total Common Stocks (Cost $332,798,179)	92,755,677

Exchange-Traded Funds (h)(l) - 0.2%
96,331	Highland/iBoxx Senior Loan, ETF	1,866,895

	Total Exchange-Traded Funds (Cost $1,938,180)	1,866,895

Units
Warrants (d)(i) - 0.0%
GAMING & LEISURE - 0.0%
1,834	LLV Holdco LLC - Series C, Membership Interest, expires 07/15/15	—
2,522	LLV Holdco LLC - Series D, Membership Interest, expires 07/15/15	—
2,819	LLV Holdco LLC - Series E, Membership Interest, expires 07/15/15	—
3,172	LLV Holdco LLC - Series F, Membership Interest, expires 07/15/15	—
3,594	LLV Holdco LLC - Series G, Membership Interest, expires 07/15/15	—

	Total Warrants (Cost $—)	—

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2015	Highland Floating Rate Opportunities Fund

Shares		Value ($)
Registered Investment Companies (m) - 7.3%
59,124,078	State Street Navigator Prime Securities Lending Portfolio	59,124,078

	Total Registered Investment Companies (Cost $59,124,078)	59,124,078

Total Investments - 112.2% (Cost $1,303,837,552) (n)		905,481,523

Securities Sold Short (o) - (0.9)%
Common Stocks - (0.9)%
ENERGY - (0.3)%
185,000	Gray Television, Inc. (p)	(2,556,700)

MEDIA & TELECOMMUNICATIONS - (0.6)%
155,000	Sinclair Broadcast Group, Inc.	(4,868,550)

	Total Common Stocks (Proceeds $7,363,835)	(7,425,250)

	Total Securities Sold Short (Proceeds $7,363,835)	(7,425,250)

Other Assets & Liabilities, Net - (11.3)%		(91,236,748)

Net Assets - 100.0%		806,819,525

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at March 31, 2015. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(b)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(c)	The issuer is, or is in danger of being, in default of its payment obligation. Income is not being accrued.
(d)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $17,044,700, or 2.1% of net assets, were fair valued under the Fund’s valuation procedures as of March 31, 2015.
(e)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At March 31, 2015, these securities amounted to $108,334,928 or 13.4% of net assets.
(f)	Variable or floating rate security. The interest rate shown reflects the rate in effect March 31, 2015.
(g)	Security purchased on a when-issued basis. As of March 31, 2015, assets with a total aggregate market value of $1,949,400, or 0.2% of net assets, were purchased on a when-issued basis.
(h)	Securities (or a portion of securities) on loan. As of March 31, 2015, the market value of securities loaned was $56,829,385. The loaned securities were secured with cash collateral of $59,124,078. Collateral is calculated based on prior day’s prices.
(i)	Non-income producing security.
(j)	These positions represent claims that have been filed with the United States Bankruptcy Court Southern District of New York against Lehman Commercial Paper, Inc. UK Branch.
(k)	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees.
(l)	Affiliated issuer. Assets with a total aggregate market value of $1,866,895, or 0.2% of net assets, were affiliated with the Fund as of March 31, 2015.
(m)	Represents investments of cash collateral received in connection with securities lending.
(n)	Cost for U.S. federal income tax purposes is $1,303,837,552.
(o)	As of March 31, 2015, $28,175,119 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net.”
(p)	No dividend payable on security sold short.

Currency Abbreviations:

EUR	Euro Currency
GBP	British Pound

Glossary:
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
PIK	Payment-in-Kind

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2015	Highland Opportunistic Credit Fund

Principal Amount ($)		Value ($)
U.S. Senior Loans (a) - 32.2%
ENERGY - 9.5%
1,610,048	Azure Midstream Energy LLC Term Loan B 11/15/2018 (b)	1,535,583
1,378,081	Drillships Financing Holding, Inc. Tranche B-1 Term Loan 03/31/2021 (b)	1,057,463
4,136,000	Fieldwood Energy LLC Second Lien Term Loan 09/30/2020 (b)	3,047,364
1,994,975	OSG International, Inc. Initial Term Loan 5.75%, 08/05/2019	2,002,456

		7,642,866

HEALTHCARE - 2.8%
2,220,000	Surgery Center Holdings, Inc. Second Lien Term Loan 8.50%, 11/03/2021	2,199,642

SERVICE - 3.3%
1,813,636	Travelport Finance S.a.r.l. Initial Term Loan 5.75%, 09/02/2021	1,833,224
1,517,382	Weight Watchers International, Inc. Tranche B-2 Initial Term Loan 04/02/2020 (b)	815,805

		2,649,029

TELECOMMUNICATIONS - 1.5%
588,240	TerreStar Corporation Term Loan A 11.00%, 02/27/2020 (c)	588,240
588,240	Term Loan B 11.00%, 02/27/2020 (c)	594,651

		1,182,891

Principal Amount ($)		Value ($)
U.S. Senior Loans (a) (continued)
UTILITY - 15.1%
3,037,045	Entegra TC LLC Term Loan 10/02/2020 (b)	2,991,489
15,190,310	Texas Competitive Electric Holdings Co. LLC Extended Term Loan 4.66%, 10/10/2017	9,146,466

		12,137,955

	Total U.S. Senior Loans (Cost $27,981,254)	25,812,383

Collateralized Loan Obligations (d)(e) - 9.7%
1,500,000	A Voce CLO, Ltd. Series 2014-1A, Class D 5.05%, 07/15/2026	1,319,340
1,750,000	Betony CLO, Ltd. Series 2015-1A, Class E 5.61%, 04/15/2027	1,601,250
2,500,000	Limerock CLO II, Ltd. Series 2014-2A, Class E 4.76%, 04/18/2026	2,154,010
1,000,000	Race Point VIII CLO, Ltd. Series 2013-8A, Class E 5.11%, 02/20/2025	915,600
2,000,000	Saranac CLO, Ltd. Series 2014-3A, Class E 5.40%, 06/22/2025	1,782,500

	Total Collateralized Loan Obligations (Cost $7,686,551)	7,772,700

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2015	Highland Opportunistic Credit Fund

Principal Amount ($)		Value ($)
Corporate Bonds & Notes - 16.0%
CHEMICALS - 2.1%
2,142,000	Momentive Performance Materials, Inc. 4.69%, 04/24/2022	1,713,600

ENERGY - 2.9%
	American Energy-Permian Basin LLC
293,000	7.13%, 11/01/2020 (e)	226,343
546,464	7.38%, 11/01/2021 (e)	418,045
1,120,000	Linn Energy LLC 6.25%, 11/01/2019 (e)(f)	890,400
832,000	Penn Virginia Corp. 8.50%, 05/01/2020 (e)(f)	786,240

		2,321,028

HEALTHCARE EQUIPMENT & SERVICES - 1.1%
1,000,000	Crimson Merger Sub, Inc. 6.63%, 05/15/2022 (e)	888,750

TELECOMMUNICATION SERVICES - 4.0%
4,020,000	iHeartCommunications, Inc., PIK 14.00%, 02/01/2021 (e)	3,210,975

UTILITIES - 5.9%
6,499,000	Ocean Rig UDW, Inc. 7.25%, 04/01/2019 (e)(f)	3,801,915
5,000,000	Texas Competitive Electric Holdings Co. LLC (e)(g)	462,500
3,000,000	Texas Competitive Electric Holdings Co. LLC (e)(g)	465,000

		4,729,415

	Total Corporate Bonds & Notes (Cost $15,918,805)	12,863,768

Principal Amount ($)		Value ($)
Foreign Corporate Bonds & Notes - 2.2%
CANADA - 2.2%
USD
2,000,000	Tervita Corp. 8.00%, 11/15/2018 (e)	1,785,000

NETHERLANDS - 0.0%
USD
317,987	Celtic Pharma Phinco BV, PIK (c)(e)(g)	2,201

	Total Foreign Corporate Bonds & Notes (Cost $1,973,928)	1,787,201

Sovereign Bonds (g) - 8.7%
	Argentine Republic Government International Bond
1,376,100	7.82%, 12/31/2033	1,400,340
2,804,080	8.28%, 12/31/2033 (f)	2,819,502
2,804,080	8.28%, 12/31/2033	2,747,998

		6,967,840

	Total Sovereign Bonds (Cost $6,401,626)	6,967,840

Shares
Common Stocks - 14.2%
COMMERCIAL & PROFESSIONAL SERVICES - 2.9%
85,000	MPM Holdings, Inc. (h)	2,273,750
24,889	Pendrell Corp. (f)(h)	32,356

		2,306,106

ENERGY - 2.6%
8,750	SemGroup Corp., Class A (f)	711,725
7,050	Targa Resources Corp. (f)	675,319
14,300	Williams Cos., Inc. (The) (f)	723,437

		2,110,481

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2015	Highland Opportunistic Credit Fund

Shares		Value ($)
Common Stocks (continued)
HEALTHCARE EQUIPMENT & SERVICES - 0.0%
141,000	Genesys Ventures IA, LP (c)(h)	20,107

MATERIALS - 2.3%
6,632	Euramax International, Inc. (c)(h)	1,865,668

MEDIA - 0.6%
6,363	Metro-Goldwyn-Mayer, Inc., Class A (h)(i)	479,134

SOFTWARE & SERVICES - 2.1%
22,175	Microsoft Corp. (f)	901,525
73,250	TiVo, Inc. (f)(h)	777,182

		1,678,707

TECHNOLOGY HARDWARE & EQUIPMENT - 1.4%
48,447	Corning, Inc. (f)	1,098,778

TELECOMMUNICATION SERVICES - 1.1%
3,000	TerreStar Corporation (c)(h)	869,280

UTILITIES - 1.2%
3,322	Entegra TC LLC, Class A (h)	946,770

	Total Common Stocks (Cost $11,189,193)	11,375,031

Preferred Stocks (e) - 1.1%
FINANCIAL - 1.1%
1,500	Grayson CLO, Ltd., Series II	840,000

	Total Preferred Stocks (Cost $845,700)	840,000

Master Limited Partnerships - 2.6%
ENERGY - 2.6%
43,500	Boardwalk Pipeline Partners LP	700,350
10,850	Energy Transfer Equity LP	687,456
21,500	Enterprise Products Partners LP	707,995

		2,095,801

	Total Master Limited Partnerships (Cost $2,120,525)	2,095,801

Units
Warrants (h) - 0.9%
ENERGY - 0.9%
180,000	Kinder Morgan, Inc., expires 05/25/2017	738,000

	Total Warrants (Cost $695,412)	738,000

Shares		Value ($)
Registered Investment Companies (j) - 8.6%
6,871,579	State Street Navigator Prime Securities Lending Portfolio	6,871,579

	Total Registered Investment Companies (Cost $6,871,579)	6,871,579

Total Investments - 96.2% (Cost $81,684,573) (k)		77,124,303

Other Assets & Liabilities, Net - 3.8%		3,041,524

Net Assets - 100.0%		80,165,827

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at March 31, 2015. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2015	Highland Opportunistic Credit Fund

(b)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(c)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $3,940,147, or 4.9% of net assets, were fair valued under the Fund’s valuation procedures as of March 31, 2015.
(d)	Variable or floating rate security. The interest rate shown reflects the rate in effect March 31, 2015.
(e)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At March 31, 2015, these securities amounted to $21,550,069 or 26.9% of net assets.
(f)	Securities (or a portion of securities) on loan. As of March 31, 2015, the market value of securities loaned was $9,549,847. The loaned securities were secured with cash and securities collateral of $9,776,579. Collateral is calculated based on prior day’s prices.
(g)	The issuer is, or is in danger of being, in default of its payment obligation. Income is not being accrued.
(h)	Non-income producing security.
(i)	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees.
(j)	Represents investments of cash collateral received in connection with securities lending.
(k)	Cost for U.S. federal income tax purposes is $81,684,573.

Glossary:
CLO	Collateralized Loan Obligation
PIK	Payment-in-Kind

NOTES TO INVESTMENT PORTFOLIOS (unaudited)

As of March 31, 2015	Highland Funds I

Valuation of Investments

In computing the Highland Long/Short Equity Fund, Highland Long/Short Healthcare Fund, Highland Floating Rate

Opportunities Fund and the Highland Opportunistic Credit Fund’s (the “Funds”) net assets attributable to Shares, securities with readily available market quotations use those quotations for valuation. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Investments in mutual funds are valued at their respective net asset values as determined by those mutual funds each business day. Generally, the Funds’ loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that the Investment Adviser has determined generally have the capability to provide appropriate pricing services and have been approved by the Trustees.

Securities for which market quotations are not readily available and for which the Funds have determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events occur between the time when market price is determined and calculation of the Funds’ net asset value materially affect the value of securities), will be valued by the Funds at fair value, as determined by the Funds’ Board of Trustees (the “Board”) or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Funds’ net asset value will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their net asset values. Determination of fair value is uncertain because it involves subjective judgments and estimates not easily substantiated.

There can be no assurance that the Funds’ valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term debt investments, that is, those with a remaining maturity of 60 days or less, are valued at cost adjusted for amortization of premium and accretion of discounts, a method of valuation which approximates market values. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.

Fair Value Measurements:

The Funds have performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Funds’ investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1	—	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2	—	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3	—	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of March 31, 2015	Highland Funds I

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser. The Pricing Committee meets monthly to review the proposed valuations for investments and financial Instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

The fair value of the Funds’ loans, bonds and asset-backed securities are generally based on quotes received from brokers or independent pricing services. Loans, bonds and asset-backed securities with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans, bonds and asset-backed securities that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

The fair value of the Funds’ common stocks, preferred stocks and warrants that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value each Fund’s assets as of March 31, 2015 is as follows:

	Total value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Long/Short Equity Fund
Assets
Common Stocks(1)	$776,649,403	$776,649,403	$—	$—
Exchange-Traded Funds	22,686,020	22,686,020	—	—
Purchased Call Options	1,739,850	1,739,850	—	—
Purchased Put Options	1,342,500	1,342,500	—	—
Registered Investment Companies	45,818,623	45,818,623	—	—

Total Assets	848,236,396	848,236,396	—	—

Liabilities
Securities Sold Short(1)	(247,927,111)	(247,927,111)	—	—
Other Financial Instruments
Futures Contracts
Equity Contracts(2)	(219,705)	(219,705)	—	—
Written Options Contracts
Equity Contracts	(216,000)	(216,000)	—	—

Total Liabilities	(248,362,816)	(248,362,816)	—	—

Total	$598,531,080	$598,531,080	$—	$—

(1)	See Investment Portfolio detail for industry breakout.
(2)	Includes cumulative unrealized appreciation/(depreciation) of future contracts as reported in the Investment Portfolio.

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of March 31, 2015	Highland Long/Short Healthcare Fund

	Total value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Long/Short Healthcare Fund
Assets
U.S. Senior Loans(1)	$4,399,285	$—	$4,399,285	$—
Common Stocks
Consumer Discretionary	7,562,289	7,562,289	—	—
Financial	8,046,580	8,046,580	—	—
Healthcare
Biotechnology	81,960,457	81,960,457	—	—
Healthcare Distributors	25,434,847	25,434,847	—	—
Healthcare Equipment	109,570,542	109,418,234	—	152,308
Healthcare Facilities	75,308,312	75,308,312	—	—
Healthcare Services	32,820,347	32,181,920	—	638,427
Healthcare Supplies	19,041,698	19,041,698	—	—
Healthcare Technology	2,693,904	2,693,904	—	—
Life Sciences Tools & Services	16,907,589	16,907,589	—	—
Managed Healthcare	28,853,137	28,853,137	—	—
Pharmaceuticals	91,663,571	91,663,571	—	—
Master Limited Partnerships	1,540,845	1,540,845	—	—
Rights(1)
Equity Contracts	298,102	298,102	—	—
Warrants(1)
Equity Contracts	4,446,871	—	4,446,871	—
Purchased Call Options(1)	74,945	74,945	—	—
Purchased Put Options(1)	7,363,363	7,363,363	—	—
Registered Investment Companies	49,468,410	49,468,410	—	—

Total Assets	567,455,094	557,818,203	8,846,156	790,735

Liabilities
Securities Sold Short(1)	(138,554,890)	(138,554,890)	—	—

Total Liabilities	(138,554,890)	(138,554,890)	—	—

Total	$428,900,204	$419,263,313	$8,846,156	$790,735

(1)	See Investment Portfolio detail for industry breakout.

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of March 31, 2015	Highland Long/Short Healthcare Fund

	Total value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Floating Rate Opportunities Fund
Assets
U.S. Senior Loans
Aerospace	$8,369,716	$—	$8,369,716	$—
Chemicals	24,512,737	—	24,512,737	—
Consumer Products	9,515,056	—	9,515,056	—
Energy	49,913,037	—	49,913,037	—
Financial	21,067,184	—	21,067,184	—
Food & Drug	5,620,965	—	5,620,965	—
Forest Products & Containers	15,102,832	—	15,102,832	—
Gaming & Leisure	21,696,587	—	15,984,818	5,711,769	(2)
Healthcare	53,253,787	—	31,278,491	21,975,296
Housing	7,726,529	—	—	7,726,529
Information Technology	54,159,881	—	54,159,881	—
Manufacturing	24,822,979	—	24,822,979	—
Media & Telecommunications	66,756,279	—	63,745,029	3,011,250	(2)
Metals & Minerals	2,963,282	—	2,963,282	—
Retail	41,385,563	—	41,385,563	—
Service	118,220,799	—	118,220,799	—
Transportation	26,954	—	—	26,954
Utility	46,892,436	—	43,628,810	3,263,626
Foreign Denominated or Domiciled Senior Loans(1)	55,519,437	—	49,845,567	5,673,870
Collateralized Loan Obligations	77,464,260	—	77,464,260	—
Corporate Bonds & Notes(1)	46,292,182		46,292,182	—	(2)
Claims(1)	452,391	—	—	452,391
Common Stocks
Broadcasting	449,487	—	—	449,487
Consumer Discretionary	5,445,999	5,445,999	—	—
Energy	1,677,429	—	—	1,677,429
Gaming & Leisure	—	—	—	—
Healthcare	33,746	—	—	33,746
Housing	5,700,022	—	—	5,700,022
Media & Telecommunications	76,479,189	38,698,468	37,780,721	—
Real Estate	3	—	—	3
Transportation	7,780	—	—	7,780
Utility	2,962,022	—	2,962,022	—
Exchange-Traded Funds	1,866,895	1,866,895	—	—
Warrants(1)
Equity Contracts	—	—	—	—
Registered Investment Companies	59,124,078	59,124,078	—	—

Total Assets	905,481,523	105,135,440	744,635,931	55,710,152

Liabilities
Securities Sold Short(1)	(7,425,250)	(7,425,250)	—	—

Total Liabilities	(7,425,250)	(7,425,250)	—	—

Total	$898,056,273	$97,710,190	$744,635,931	$55,710,152

(1)	See Investment Portfolio detail for industry/country breakout.
(2)	This category includes securities with a value of zero.

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of March 31, 2015	Highland Funds I

	Total value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Opportunistic Credit Fund
Assets
U.S. Senior Loans
Energy	$7,642,866	$—	$7,642,866	$—
Healthcare	2,199,642	—	—	2,199,642
Service	2,649,029	—	2,649,029	—
Telecommunications	1,182,891	—	—	1,182,891
Utility	12,137,955	—	9,146,466	2,991,489
Collateralized Loan Obligations	7,772,700	—	7,772,700	—
Corporate Bonds & Notes(1)	12,863,768	—	12,863,768	—
Foreign Corporate Bonds & Notes	1,787,201	—	1,785,000	2,201
Sovereign Bonds	6,967,840	—	6,967,840	—
Common Stocks
Commercial & Professional Services	2,306,106	32,356	2,273,750	—
Energy	2,110,481	2,110,481	—	—
Healthcare Equipment & Services	20,107	—	—	20,107
Materials	1,865,668	—	—	1,865,668
Media	479,134	—	479,134	—
Software & Services	1,678,707	1,678,707	—	—
Technology Hardware & Equipment	1,098,778	1,098,778	—	—
Telecommunication Services	869,280	—	—	869,280
Utilities	946,770	—	946,770	—
Preferred Stocks(1)	840,000	—	840,000	—
Master Limited Partnerships(1)	2,095,801	2,095,801	—	—
Warrants(1)	738,000	738,000	—	—
Registered Investment Companies	6,871,579	6,871,579	—	—

Total	$77,124,303	$14,625,702	$53,367,323	$9,131,278

(1)	See Investment Portfolio detail for industry breakout.

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of March 31, 2015	Highland Funds I

The table below sets forth a summary of changes in the Long/Short Healthcare Fund’s and the Floating Rate Opportunities Fund’s assets measured at fair value using significant unobservable inputs (Level 3) for the nine months ended March 31, 2015. The Long/Short Equity Fund had no Level 3 assets as of June 30, 2014 or March 31, 2015.

	Balance as of June 30, 2014		Transfers into Level 3	Transfers Out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gains/ (Losses)	Net Unrealized Gains/ (Losses)	Net Purchases	Net (Sales)	Balance as of March 31, 2015	Change in Unrealized Gain/ (Loss) on Level 3 securities still held at period end
Highland Long/Short Healthcare Fund
US. Senior Loans	$—	(1)	$—	$(4,399,285)	$2,555	$—	$1,130	$4,395,600	$—	$—	$1,130
Common Stocks
Healthcare Equipment	350,008		—	—	—	—	(197,700)	—	—	152,308	(197,700)
Healthcare Services	898,895		—	—	—	—	(260,468)	—	—	638,427	(260,468)
Warrants
Equity Contracts	3,911,166		—	(763,754)	—	—	(3,147,412)	—	—	—	—

Total	$5,160,069		$—	$(5,163,039)	$2,555	$—	$(3,604,450)	$4,395,600	$—	$790,735	$(457,038)

(1)	This category includes securities with a value of zero.

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of March 31, 2015	Highland Funds I

	Balance as of June 30, 2014		Transfers into Level 3	Transfers Out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gains/ (Losses)	Net Unrealized Gains/ (Losses)	Net Purchases	Net (Sales)	Balance as of March 31, 2015		Change in Unrealized Gain/ (Loss) on Level 3 securities still held at period end
Highland Floating Rate Opportunities Fund
U.S. Senior Loans
Broadcasting	$5,448,553.00		$—	$—	$—	$—	$—	$—	$(5,448,553.00)	$—		$—
Energy	8,541,667		—	(9,009,382)	11,049	—	(736,063)	1,192,729	—	—		—
Gaming & Leisure	6,260,739		—	—	—	—	(951,256)	536,117	(133,831)	5,711,769		—
Healthcare	19,715,899		—	—	47,774	—	(78,922)	54,621,346	(52,330,801)	21,975,296		(78,922)
Housing	8,179,490		—	—	—	(1,694)	(965,071)	933,182	(419,378)	7,726,529		(965,071)
Media & Telecom munications	765,765		—	—	(52)	(452,065)	391,592	3,000,000	(693,990)	3,011,250		11,250
Transportation	24,258		—	—	—	—	2,696	—	—	26,954		2,696
Utility	4,180,347		—	—	31,039	157,767	113,795	4,179,697	(5,399,019)	3,263,626		188,165
Foreign Denominated or Domiciled
Senior Loans	3,078,998		5,222,765	—	(16,083)	(15,765)	220,949	2,015,000	(4,831,994)	5,673,870		257,133
Claims
Telecom munications	—		452,391	—	—	—	—	—	—	452,391		—
Common Stocks
Broadcasting	2,529,226		—	—	—	1,585,567	(336,882)	—	(3,328,424)	449,487		449,487
Energy	1,677,429		—	—	—	—	—	—	—	1,677,429		—
Gaming & Leisure	3,944,631		—	—	—	—	13,572,444	—	(17,517,075)	—		(3,944,631)
Healthcare	12,836		—	—	—	—	20,910	—	—	33,746		20,910
Housing	5,287,935		—	—	—	—	412,087	—	—	5,700,022		412,087
Media & Telecom munications	—		—	—	—	—	—	—	—	—		—
Real Estate	—		—	—	—	—	(751,478)	751,481	—	3		(751,478)
Transportation	1,821		—	—	—	—	5,959	—	—	7,780		5,959
Warrants
Equity Contracts	—	(1)	—	—	—	—	—	—	—	—	(1)	—

Total	$69,649,594		$5,675,156	$(9,009,382)	$73,727	$1,273,810	$10,920,760	$67,229,552	$(90,103,065)	$55,710,152		$(4,392,415)

(1)	This category includes securities with a value of zero.

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of March 31, 2015	Highland Funds I

	Balance as of June 30, 2014	Transfers into Level 3	Transfers Out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gains/ (Losses)	Net Unrealized Gains/ (Losses)	Net Purchases	Net (Sales)	Balance as of March 31, 2015	Change in Unrealized Gain/ (Loss) on Level 3 securities still held at period end
Highland Opportunistic Credit Fund
US. Senior Loans
Healthcare	$—	$—	$—	$—	$—	$1,842	$2,197,800	$—	$2,199,642	$1,842
Telecommunications	—	—	—	—	1,058	6,412	1,300,164	(124,743)	1,182,891	6,412
Utility	—	—	—	—	—	67,408	2,924,081	—	2,991,489	67,408.00
Foreign Corporate Bonds & Notes	2,201	—	—	—	—	—	—	—	2,201	—
Common Stocks
Healthcare Equipment & Services	46,206	—	—	—	—	(26,099)	—	—	20,107	(26,099)
Materials	—	—	—	—	—	(40,917)	1,906,585	—	1,865,668	(40,917)
Telecommunications Services	—	—	—	—	—	9,345	859,935	—	869,280	9,345

Total	$48,407	$—	$—	$—	$1,058	$17,991	$9,188,565	$(124,743)	$9,131,278	$17,991

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. As a result, for the nine months ended March 31, 2015, a net amount of $(5,163,039) and $(3,334,226) of the Long/Short Healthcare Fund and the Floating Rate Opportunities Fund’s portfolio investments, respectively, was transferred between Level 3 and Level 2. Determination of fair values is uncertain because it involves subjective judgments and estimates that are unobservable. Transfers between Level 3 and Level 2 were due to management’s assessment of the observable and unobservable inputs used for valuing the assets.

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of March 31, 2015	Highland Funds I

For the nine months ended March 31, 2015, there were no transfers between Level 1 and Level 2.

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Highland Long/Short Healthcare Fund

Category	Market Value at 3/31/2015	Valuation Technique	Unobservable Inputs	Input Value(s)
Common Stock	$638,427	Weighted Scenarios	Scenario Probabilities	Various
		Multiples Analysis	Multiple of Revenue	3.4	x
Limited Partnership Units	152,308	Discounted Cash Flows	Discount Rate	21%

Total	$790,735

Highland Floating Rate Opportunities Fund
Category	Market Value at 3/31/2015	Valuation Technique	Unobservable Inputs	Input Value(s)
Bank Loans	$47,841,685	Third-Party Pricing Vendor	N/A	N/A
		Adjusted Appraisal	Liquidity Discount	10% - 40%
		Liquidation Analysis	Settlement Discount	50%
		Multiples Analysis	Multiple of Revenue	0.4x - 0.5	x
Limited Partnership Units	5,686,808	Adjusted Appraisal	Liquidity Discount	25%
			Minority Discount	20%
			Regional Market Appreciation	39% - 45%
Common Stock	2,181,660	Third-Party Pricing Vendor	N/A	N/A
		Multiples Analysis	Multiple of Revenue	0.4x - 0.5	x

Total	$55,710,152

Highland Opportunitistic Credit Fund
Category	Market Value at 3/31/2015	Valuation Technique	Unobservable Inputs	Input Value(s)
Bank Loans	$6,374,022	Third-Party Pricing Vendor	N/A	N/A
		Recovery Analysis	N/A	N/A
Common Stock	2,734,948	Multiples Analysis	Price/MHz-PoP	$0.13 - $0.62
			Multiple of EBITDA	8.0x - 10.5	x
			Liquidity Discount	20%
Limited Partnership Units	20,107	Recovery Analysis	Scenario Probabilities	Various
Corporate Bonds	2,201	Third-Party Pricing Vendor	N/A	N/A

Total	$9,131,278

Significant changes in the unobservable inputs in isolation would result in a significantly lower or higher fair value measurement.

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of March 31, 2015	Highland Funds I

Cash & Cash Equivalents

The Funds consider liquid assets deposited with a bank and certain short term debt instruments with original maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of this financial report.

Securities Sold Short

The Funds may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund sells a security short, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the transaction. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any dividends or other payments received on such borrowed securities. Securities and cash held as collateral for short sales are shown on the Investment Portfolios for each of the Funds.

Derivative Transactions

The Funds are subject to equity price risk, interest rate risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds enter into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions, and for managing the duration of fixed income investments.

Forward Foreign Currency Exchange Contracts

The Funds enters into forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities and to manage the Funds’ currency exposure. Forward foreign currency exchange contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer. The aggregate principal amounts of the contracts are not recorded in the Fund’s financial statements. Such amounts appear under the caption Forward Foreign Currency Exchange Contracts in the Investment Portfolio. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (or liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains or losses on foreign currency related transactions. The Fund’s risks in using these contracts include changes in the value of foreign currency or the possibility that the counterparties do not perform under the contracts’ terms. When the Fund enters into a forward foreign currency exchange contract, it is required to segregate cash or liquid securities with its custodian in an amount equal to the value of the Fund’s total assets committed to the consummation of the forward contract. If the value of the segregated securities declines, additional cash or securities are segregated so that the value of the account will equal the amount of the Fund’s commitment with respect to the contract. For the nine months ended March 31, 2015, the Floating Rate Opportunities Fund invested in forward foreign currency exchange contracts, however none were held at period end.

For the nine months ended March 31, 2015, the Long/Short Equity Fund, the Long/Short Healthcare Fund and the Opportunistic Credit Fund did not invest in forward foreign currency exchange contracts.

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of March 31, 2015	Highland Funds I

Futures Contracts

A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The Funds may invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. The Funds invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or economically hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade. Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margins, are made or received by the Funds each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain/(loss) equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain/(loss) on the expiration or closing of a futures contract. During the nine months ended March 31, 2015, the Long/Short Equity Fund entered into futures transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions and to gain market exposure for residual and accumulating cash positions.

During the nine months ended March 31, 2015, the Long/Short Healthcare Fund, the Floating Rate Opportunities Fund and the Opportunistic Credit Fund did not invest in futures contracts.

Options

The Funds may utilize options on securities or indexes to varying degrees as part of their principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. The Funds may hold options, write option contracts, or both.

If an option written by a Fund expires unexercised, the Fund realizes on the expiration date a capital gain equal to the premium received by the Fund at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be affected when the Fund desires. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss.

During the nine months ended March 31, 2015, the Long/Short Equity Fund and the Long/Short Healthcare Fund had written options to provide leveraged short exposure, and purchased options to provide leveraged long exposure, to the underlying equity, which is consistent with the investment strategies of these Funds.

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of March 31, 2015	Highland Funds I

Transactions in written options for the nine months ended March 31, 2015 were as follows:

Long/Short Equity Fund	Number of Contracts	Premium
Outstanding, June 30, 2014	5,500	$621,401
Call Options Written	54,497	6,177,816
Put Options Written	37,450	3,552,972
Call Options Exercised	(23,790)	(2,178,712)
Call Options Expired	(16,030)	(1,699,318)
Put Options Expired	(15,600)	(1,672,155)
Call Options Closed	(18,177)	(2,706,404)
Put Options Closed	(21,850)	(1,880,817)

Outstanding, March 31, 2015	2,000	$214,783

Long/Short Healthcare Fund	Number of Contracts	Premium
Outstanding, June 30, 2014	—	$—
Put Options Written	33,461	2,771,176
Put Options Expired	(12,182)	(837,820)
Put Options Closed	(8,700)	(1,481,079)

Outstanding, March 31, 2015	12,579	$452,277

During the nine months ended March 31, 2015, the Floating Rate Opportunities Fund and the Opportunistic Credit Fund did not invest in options.

Unfunded Loan Commitments

As of March 31, 2015, the Floating Rate Opportunities Fund had unfunded loan commitments of $2,290,545, which could be extended at the option of the borrower, as detailed below:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
CCS Medical, Inc.	$2,290,545	$2,290,545	—

Unfunded loan commitments are marked to market on the relevant day of valuation in accordance with the Fund’s valuation policies. As of March 31, 2015, the Fund recognized net discount and unrealized appreciation/(depreciation) on unfunded transactions of $0. The net change in unrealized depreciation on unfunded transactions was $0.

During the nine months ended March 31, 2015, the Long/Short Equity Fund, the Long/Short Healthcare Fund and the Opportunistic Credit Fund did not hold unfunded loan commitments.

Affiliated Issuers

Under Section 2 (a) (3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its outstanding voting securities.

The Long/Short Equity Fund held at least five percent of the outstanding voting securities of the following companies during the period ended March 31, 2015:

			Market Value
Issuer	Shares at June 30, 2014	Shares at March 31, 2015	June 30, 2014	March 31, 2015	Affiliated Income	Purchases	Sales
Highland Energy MLP Fund (Registered Investment Companies)	—	840,051	$—	$9,131,352	$308,486	$10,308,486	$—

	—	840,051	$—	$9,131,352	$308,486	$10,308,486	$—

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of March 31, 2015	Highland Funds I

The Floating Rate Opportunities Fund held at least five percent of the outstanding voting securities of the following companies during the period ended March 31, 2015:

			Market Value
Issuer	Shares at June 30, 2014	Shares at March 31, 2015	June 30, 2014	March 31, 2015	Affiliated Income	Purchases	Sales
Highland/iBoxx Senior Loan, ETF	1,150,000	96,331	$22,919,500	$1,866,895	$398,041	$—	$20,540,751

	1,150,000	96,331	$22,919,500	$1,866,895	$398,041	$—	$20,540,751

At March 31, 2015, the Long/Short Healthcare Fund and the Opportunistic Credit Fund did not hold any affiliated securities.

U.S. Federal Income Tax Information

Unrealized appreciation and depreciation at March 31, 2015, based on cost of investments for U.S. federal income tax purposes was:

Fund	Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation)	Cost
Long/Short Equity Fund	$61,059,438	$12,236,932	$48,822,50	$799,413,890
Long/Short Healthcare Fund	47,962,798	8,954,320	39,008,478	528,446,616
Floating Rate Opportunities Fund	59,836,378	478,018,654	(418,182,276)	1,323,663,799
Opportunistic Credit Fund	1,646,920	6,454,313	(4,807,393)	81,931,696

For more information with regard to significant accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission.

INVESTMENT PORTFOLIO (unaudited)
As of March 31, 2015	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (a) - 82.7%
AEROSPACE - 1.6%
997,487	TransDigm Inc. Tranche D Term Loan, 3.000%, 06/04/21(b)	996,585
4,025,987	TransDigm, Inc. Tranche C Term Loan, 3.750%, 02/28/20	4,025,242

		5,021,827

AUTOMOTIVE - 2.2%
2,989,364	Federal-Mogul Corporation Tranche C Term Loan (2014), 4.750%, 04/15/21	2,986,001
3,980,000	Gates Global, LLC Initial Dollar Term Loan, 4.251%, 07/03/21	3,969,811

		6,955,812

BROADCASTING - 5.9%
1,250,000	CBS Outdoor Americas Capital, LLC Term Loan, 3.000%, 01/31/21	1,248,956
1,972,424	Charter Communications Operating, LLC Term E Loan, 3.000%, 07/01/20	1,967,898
963,641	Charter Communications Operating, LLC Term F Loan, 3.000%, 01/03/21	961,983
6,000,000	Charter Communications Operating, LLC Term G Loan, 4.251%, 09/10/21	6,058,350
5,000,000	Clear Channel Communications, Inc. Tranche D Term Loan, 6.923%, 01/30/19(b)	4,764,225
2,005,550	Numericable U.S., LLC Dollar Denominated Tranche B-1 Loan, 4.501%, 04/23/20	2,013,553
1,735,075	Numericable U.S., LLC Dollar Denominated Tranche B-2 Loan, 4.500%, 04/23/20	1,741,997

		18,756,962

Principal Amount ($)		Value ($)
CABLE/WIRELESS VIDEO - 1.3%
1,759,511	CSC Holdings, LLC Term B Loan, 2.672%, 04/17/20	1,754,286
2,322,623	WideOpenWest Finance, LLC Term B Loan, 4.751%, 04/01/19	2,328,069

		4,082,355

CHEMICALS - 4.1%
3,340,460	Axalta Coating Systems U.S. Holdings, Inc. Refinanced Term B Loan, 3.750%, 02/01/20	3,326,029
3,100,524	Ineos US Finance, LLC Cash Dollar Term Loan, 3.750%, 05/04/18	3,084,371
317,386	Macdermid, Incorporated Tranche B-2 Term Loan, 4.751%, 06/07/20	319,965
1,994,898	PQ Corporation 2014 Term Loan, 4.000%, 08/07/17	1,991,157
4,390,511	Univar, Inc. Term B Loan, 5.000%, 06/30/17	4,390,204

		13,111,726

ENERGY - 0.9%
2,000,000	Energy Transfer Equity, L.P. Loan, 3.250%, 12/02/19	1,971,720
1,250,000	Fieldwood Energy, LLC Closing Date Loan (Second Lien), 8.375%, 09/30/20(b)	920,988

		2,892,708

FINANCIAL - 0.8%
2,721,266	Hub International Limited Initial Term Loan, 4.250%, 10/02/20	2,703,278

FOOD & DRUG - 2.2%
5,000,000	Albertson’s, LLC Term B-4 Loan, 5.500%, 08/25/21	5,048,700

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)
As of March 31, 2015	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (continued)
FOOD & DRUG (continued)
2,028,576	Supervalu, Inc. New Term Loan, 4.501%, 03/21/19	2,039,703

		7,088,403

FOOD/TOBACCO - 3.4%
3,393,826	HJ Heinz Company Term B-1 Loan, 3.250%, 06/07/19	3,401,886
5,624,360	HJ Heinz Company Term B-2 Loan, 3.500%, 06/05/20	5,641,514
1,213,987	Pinnacle Foods Finance, LLC New Term Loan G, 3.000%, 04/29/20	1,210,953
493,117	Pinnacle Foods Finance, LLC Tranche H Term Loan, 3.000%, 04/29/20	491,845

		10,746,198

FOREST PRODUCTS/CONTAINERS - 2.2%
1,974,824	Berry Plastics Corporation Term D Loan, 3.500%, 02/08/20	1,972,730
1,593,663	Berry Plastics Corporation Term E Loan, 3.750%, 01/06/21	1,596,022
3,531,028	Reynolds Group Holdings, Inc. Incremental U.S. Term Loan, 4.000%, 12/31/18	3,550,890

		7,119,642

GAMING/LEISURE - 4.9%
2,469,987	Caesars Entertainment Resort Properties, LLC Term B Loan, 7.001%, 10/11/20(b)	2,343,400
5,670,640	Hilton Worldwide Finance Initial Term Loan, 3.500%, 10/25/20	5,684,816
2,472,481	Las Vegas Sands, LLC Term B Loan, 3.250%, 12/19/20	2,473,755

Principal Amount ($)		Value ($)
GAMING/LEISURE (continued)
2,734,111	MGM Resorts International Term B Loan, 3.500%, 12/20/19	2,728,698
493,750	Mohegan Tribal Gaming Authority Term B Loan, 5.500%, 11/19/19	490,973
1,988,019	WMG Acquisitions Corporation Tranche B Refinancing Term Loan, 3.750%, 07/01/20	1,943,995

		15,665,637

HEALTHCARE - 8.5%
4,288,859	Biomet, Inc. Dollar Term B-2 Loan, 3.671%, 07/25/17	4,290,081
6,206,043	CHS/Community Health Systems, Inc. 2021 Term D Loan, 4.250%, 01/27/21	6,243,744
5,469,944	DaVita HealthCare Partners, Inc. Tranche B Term Loan, 3.500%, 06/24/21	5,490,101
3,212,403	HCA, Inc. Tranche B-4 Term Loan, 2.983%, 05/01/18	3,217,751
3,021,032	HCA, Inc. Tranche B-5 Term Loan, 2.922%, 03/31/17	3,025,760
2,964,751	MPH Acquisition Holdings, LLC Initial Term Loan, 3.750%, 03/31/21	2,959,726
1,726,974	Salix Pharmaceuticals, Ltd. Term Loan, 4.250%, 01/02/20(b)	1,729,832
296,554	Surgery Center Holdings, Inc. Initial Term Loan (First Lien), 5.251%, 07/24/20	298,038

		27,255,033

INFORMATION TECHNOLOGY - 10.4%
493,750	Applied Systems, Inc. Initial Term Loan (First Lien), 4.251%, 01/25/21	494,523

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)
As of March 31, 2015	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (continued)
INFORMATION TECHNOLOGY (continued)
1,738,238	Avaya, Inc. Replacement Term B-6 Loan, 6.501%, 03/31/18	1,736,795
3,194,358	Avaya, Inc. Term B-3 Loan, 4.673%, 10/26/17	3,147,896
2,728,523	BMC Software Finance, Inc. Initial US Term Loan, 5.001%, 09/10/20	2,675,235
1,965,088	CDW, LLC Term Loan, 3.250%, 04/29/20	1,949,622
6,443,605	Dell International, LLC Term B Loan, 4.501%, 04/29/20	6,495,380
1,791,701	Dell International, LLC Term C Loan, 3.750%, 10/29/18	1,798,411
4,201,284	Freescale Seminconductor, Inc. Tranche B-4 Term Loan, 4.251%, 02/28/20	4,214,686
3,663,559	Infor (US), Inc. Tranche B-5 Term Loan, 3.750%, 06/03/20	3,635,514
2,721,727	Kronos, Inc. Incremental Term Loan, 1st Lien, 4.500%, 10/30/19	2,731,199
1,205,179	Rovi Solutions Corporation Term B Loan, 3.750%, 06/30/21	1,202,172
2,992,500	Scientific Games International, Inc. Initial Term B-2 Loan, 5.001%, 10/01/21(b)	3,003,512

		33,084,945

MANUFACTURING - 1.0%
2,968,042	Gardner Denver, Inc. Initial Dollar Term Loan, 4.251%, 07/30/20	2,821,776
495,000	Southwire Company, LLC Initial Term Loan, 3.250%, 02/22/21	490,545

		3,312,321

Principal Amount ($)		Value ($)
MEDIA/TELECOMMUNICATIONS - 11.2%
735,503	Affinion Group, Inc. Tranche B Term Loan, 6.751%, 04/30/18	699,464
493,703	AMC Entertainment, Inc. Initial Term Loan, 3.500%, 04/30/20	494,187
3,666,281	Cequel Communications, LLC Term Loan, 3.500%, 02/14/19	3,675,648
3,466,187	Crown Castle Operating Company Extended Incremental Tranche B-2 Term Loan, 3.000%, 01/31/21	3,462,530
246,875	Crown Castle Operating Company Non-Extended Incremental Tranche B Term Loan, 3.000%, 01/31/19	247,442
392,000	Fairpoint Communications, Inc. Term Loan, 7.500%, 02/14/19	399,677
2,583,792	Getty Images, Inc. Initial Term Loan, 4.750%, 10/18/19	2,187,503
1,739,984	Go Daddy Operating Company, LLC Initial Term Loan, 4.751%, 05/13/21	1,749,632
5,000,000	Intelsat Jackson Holdings Tranche B-2 Term Loan, 3.750%, 06/30/19	4,986,875
678,825	MTL Publishing, LLC Term B-2 Loan, 3.750%, 06/29/18	679,154
2,235,612	SBA Senior Finance II, LLC Incremental Tranche B-1 Term Loan, 3.250%, 03/24/21	2,226,257
1,283,215	TWCC Holding Corp. Term Loan, 3.500%, 02/13/17	1,234,177
1,724,551	Univision Communications, Inc. 2013 Incremental Term Loan, 4.000%, 03/01/20	1,723,068

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)
As of March 31, 2015	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (continued)
MEDIA/TELECOMMUNICATIONS (continued)
5,342,845	Univision Communications, Inc. Replacement First-Lien Term Loan, 4.000%, 03/01/20	5,340,468
3,632,940	Virgin Media Investment Holdings Limited B Facility, 3.500%, 06/07/20	3,632,958
3,063,138	Zayo Group, LLC Term Loan, 4.000%, 07/02/19	3,071,853

		35,810,893

METALS/MINERALS - 0.3%
1,442,052	Walter Energy, Inc. B Term Loan, 7.252%, 04/02/18	877,597

RETAIL - 4.9%
1,482,450	American Builders & Contractors Supply Company, Inc. Term B Loan, 3.500%, 04/16/20	1,481,338
2,225,625	BJ’s Wholesale Club New 2013 (November) Replacement Loan (First Lien), 4.501%, 09/26/19	2,230,310
1,000,000	Burlington Coat Factory Warehouse Corporation Term B-3 Loan, 3.250%, 08/13/21	1,008,335
2,352,941	Dollar Tree, Inc. Initial Term B Loan, 4.251%, 02/06/22	2,380,553
2,958,630	J.C. Penney Corporation, Inc. Loan, 6.000%, 05/22/18	2,957,033
4,719,276	Neiman Marcus Group, Inc. Other Term Loan, 4.251%, 10/25/20	4,710,427
753,037	PVH Corp. Tranche B Term Loan, 3.250%, 02/13/20	758,624

		15,526,620

Principal Amount ($)		Value ($)
SERVICE - 9.6%
2,995,000	Acosta Holdco, Inc. Initial Term Loan, 5.000%, 09/26/21(b)	3,029,398
2,699,005	ADS Waste Holdings, Inc. Initial Tranche B-2 Term Loan, 3.750%, 10/09/19	2,673,702
2,736,250	Advantage Sales & Marketing Inc. Initial Term Loan (First Lien), 4.250%, 07/23/21	2,738,904
997,500	Aecom Technology Corporation Term B Commitment, 3.750%, 10/15/21	1,007,719
6,262,786	Asurion, LLC Incremental Tranche B-1 Term Loan, 5.001%, 05/24/19	6,289,309
1,994,962	Brickman Group Ltd. LLC Initial Term Loan (First Lien), 4.000%, 12/18/20	1,989,556
1,250,000	First Data Corporation 2017 Second New Dollar Term Loan, 3.674%, 03/24/17	1,252,087
4,000,000	First Data Corporation 2018B Second New Term Loan, 3.672%, 09/24/18	4,001,660
1,979,798	Hertz Corporation Tranche B-2 Term Loan, 3.500%, 03/11/18	1,975,908
1,242,826	Servicemaster Company, LLC Initial Term Loan, 4.250%, 07/01/21(b)	1,240,962
519,231	Waste Industries USA Inc. Initial Term Loan, 4.251%, 02/20/20	521,583
3,183,396	Weight Watchers International, Inc. Initial Tranche B-2 Term Loan, 4.000%, 04/02/20	1,711,521
2,315,620	West Corporation Term B-10 Loan, 3.250%, 06/30/18	2,314,172

		30,746,481

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)
As of March 31, 2015	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (continued)
TRANSPORTATION - 3.2%
4,949,315	FCA US LLC (fka Chrysler Group LLC) Term Loan B, 3.500%, 05/24/17	4,957,556
2,475,000	FCA US LLC (fka Chrysler Group LLC) Tranche B Term Loan, 3.250%, 12/31/18	2,476,547
1,965,370	MPG Holdco I Inc. (aka Metaldyne Performance Group) Initial Term Loan, 4.251%, 10/20/21	1,978,519
750,000	US Airways, Inc. Tranche B-1 Term Loan (Consenting), 3.500%, 05/23/19	749,062

		10,161,684

UTILITY - 4.1%
881,645	Calpine Corporation Term Loan (3/11), 4.000%, 04/01/18	885,181
3,211,067	NRG Energy, Inc. Term Loan (2013), 2.750%, 07/01/18	3,205,720
6,000,000	Texas Competitive Electric Holdings Company, LLC 2014 Term Loan (Non-Extending), 4.662%, 08/21/15(c)	3,571,860
9,250,000	Texas Competitive Electric Holdings Company, LLC 2017 Term Loan (Extending), 4.662%, 10/10/17(b)(c)	5,569,656

		13,232,417

	Total US Senior Loans (Cost $268,709,745)	264,152,539

Principal Amount ($)		Value ($)
Foreign Domiciled Senior Loans(a) - 15.5%
CANADA - 4.1%
USD
3,469,096	1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/Tim Horton’s) Term B Loan, 4.500%, 12/10/21	3,507,152
627,143	Bombardier Recreational Products, Inc. Term B Loan, 4.000%, 01/30/19	627,927
1,001,351	Hudson’s Bay Company Initial Term Loan (First Lien), 4.750%, 11/04/20	1,004,606
746,250	Husky Injection Molding Systems, Ltd. New Term Loan, 4.251%, 06/30/18	745,612
1,000,000	Valeant Pharmaceuticals International, Inc. Series D2 Term Loan B, 2.750%, 02/13/19(b)	1,003,050
4,093,177	Valeant Pharmaceuticals International, Inc. Series E1 Tranche B Term Loan, 3.500%, 08/05/20	4,100,095
1,224,357	Valeant Pharmaceuticals International, Inc. Series F-1 Tranche B Term Facility, 3.250%, 03/11/22(b)	1,231,244
937,805	Valeant Pharmaceuticals International, Inc. Series F-2 Tranche B Delayed Draw, 3.250%, 03/11/22(b)	943,080

		13,162,766

CAYMAN ISLANDS - 1.7%
USD
5,404,014	Avago Technologies Cayman Ltd. Term Loan, 3.750%, 05/06/21	5,422,441

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)
As of March 31, 2015	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
Foreign Domiciled Senior Loans (continued)
GERMANY - 1.3%
USD
2,000,000	Schaeffler AG Facility B-USD, 4.250%, 05/15/20(b)	2,017,220
1,994,975	Springer SBM Two Gmbh Initial Term B3 Loan, 3.750%, 08/14/20(b)	2,001,209

		4,018,429

IRELAND - 1.6%
USD
5,219,893	Grifols Worldwide Operations Limited U.S. Tranche B Term Loam, 3.172%, 02/27/21	5,220,781

LUXEMBOURG - 4.3%
USD
4,991,193	Delta 2 (Lux) S.a r.l Facility B3 (USD), 4.751%, 04/30/19	4,969,881
1,784,487	Mallinckrodt International Finance S.A. Initial Term B Loan, 3.250%, 03/19/21	1,783,042
3,231,222	Ortho-Clinical Diagnostics Holdings Luxembourg S.a r.l Initial Term Loan, 4.750%, 06/30/21(b)	3,204,968
3,899,318	Travelport Finance (Luxembourg) S.a.r.l Initial Term Loan, 6.000%, 08/15/21	3,941,431

		13,899,322

MARSHALL ISLANDS - 0.7%
USD
378,081	Drillships Financing Holding, Inc. (Ocean Rig) Tranche B-1 Term Loan, 6.001%, 03/31/21	290,118
1,243,750	Drillships Ocean Ventures Inc. Term Loan, 5.501%, 07/18/21	1,041,641

Principal Amount ($)		Value ($)
MARSHALL ISLANDS (continued)
997,475	Seadrill Operating L.P. (Seadrill Partners Finco, LLC) Initial Term Loan, 4.000%, 11/16/15(b)	795,222

		2,126,981

NETHERLANDS - 1.8%
USD
2,736,250	Amaya Holdings B.V. Initial Term B Loan (First Lien), 5.001%, 08/01/21	2,717,096
1,572,662	Tronox Pigments BV New Term Loan, 4.000%, 03/19/20	1,574,707
1,250,000	UPC Financing Partnership Facility AH, 3.250%, 06/30/21	1,245,225
92,447	Ziggo B.V. US$ B1 Facility, 3.250%, 01/15/22	91,984
59,574	Ziggo B.V. US$ B2 Facility, 3.500%, 01/15/22	59,277
97,979	Ziggo B.V. US$ B3 Facility, 3.500%, 01/15/22	97,489

		5,785,778

Total Foreign Domiciled Senior Loans (Cost $49,764,032)		49,636,498

Total Investments - 98.2% (Cost $318,473,777)(d)		313,789,037

Other Assets & Liabilities, Net - 1.8%		5,705,486

Net Assets - 100.0%		319,494,523

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)
As of March 31, 2015	Highland/iBoxx Senior Loan ETF

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Highland/iBoxx Senior Loan ETF (the “Fund”) invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread. (Unless otherwise denoted as a fixed rate loan, all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at March 31, 2015. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy less than the stated maturity shown.
(b)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(c)	Security is in default.
(d)	Cost for U.S. federal income tax purposes is $318,473,777.

	Gross Appreciation	Gross Depreciation	Net Depreciation	Cost
Highland/iBoxx Senior Loan ETF	$1,281,618	$(5,966,358)	$(4,684,740)	$318,473,777

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

USD — United States Dollar

Foreign Domiciled Senior Loans

Industry Concentration Table:

(% of Net Assets)

Chemicals	0.5%
Energy	0.7%
Financial	0.6%
Food/Tobacco	1.1%
Gaming/Leisure	1.0%
Healthcare	4.9%
Information Technology	1.7%
Manufacturing	0.2%
Media/Telecommunications	2.7%
Retail	0.3%
Service	1.2%
Transportation	0.6%

15.5%

See accompanying Notes to Investment Portfolio.

NOTES TO INVESTMENT PORTFOLIO (unaudited) As of March 31, 2015	Highland/iBoxx Senior Loan ETF

Valuation of Investments

In computing the Fund’s net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange, NASDAQ or other nationally recognized exchange use the closing quotations on the respective exchange for valuation of those securities. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Investments in mutual funds are valued at their respective net asset values as determined by those mutual funds each business day. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management Fund Advisors, L.P. (the “Investment Adviser”) has determined generally have the capability to provide appropriate pricing services and have been approved by the Fund’s Board of Trustees (the “Board”).

Securities for which market quotations are not readily available and for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Fund’s net asset value), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s net asset value will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their net asset values. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact on the Fund. Repurchase agreements are valued at cost plus accrued interest.

Fair Value Measurements

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1	—	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;
Level 2	—	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and
Level 3	—	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (concluded) As of March 31, 2015	Highland/iBoxx Senior Loan ETF

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

The fair value of the Fund’s loans are generally based on quotes received from brokers or independent pricing services. Loans and bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value the Fund’s assets as of March 31, 2015 is as follows:

	Total Market Value at 03/31/15	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Highland/iBoxx Senior Loan ETF
Assets
US Senior Loans*	$264,152,539	$—	$264,152,539	$—
Foreign Domiciled Senior Loans*	49,636,498	—	49,636,498	—

Total	$313,789,037	$—	$313,789,037	$—

*	Please refer to the Investment Portfolio for industry/country breakout.

For the period ended March 31, 2015, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are only presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

For more information with regard to significant accounting policies, see the most recent annual or semi-annual report filed with the Securities and Exchange Commission.

HFI-QH-001-0400

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HIGHLAND FUNDS I

By:	/s/ Ethan Powell
Ethan Powell
Executive Vice President and Principal Executive Officer
(principal executive officer)

Date:	May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ethan Powell
Ethan Powell
Executive Vice President and Principal Executive Officer
(principal executive officer)

Date:	May 29, 2015

By:	/s/ Brian Mitts
Brian Mitts
Chief Financial Officer and Treasurer
(principal financial officer)

Date:	May 29, 2015